Quarterly Holdings Report
for
Fidelity ZERO℠ Total Market Index Fund
January 31, 2022
TMX-NPRT1-0422
1.9891458.103
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.1%
Diversified Telecommunication Services - 1.0%
Anterix, Inc. (a)	4,852	248,714
AT&T, Inc.	2,030,159	51,769,055
ATN International, Inc.	3,151	125,032
Bandwidth, Inc. (a)(b)	6,856	429,254
Cogent Communications Group, Inc.	12,092	769,172
Consolidated Communications Holdings, Inc. (a)	21,557	154,995
EchoStar Holding Corp. Class A (a)	11,187	265,020
Globalstar, Inc. (a)(b)	176,538	188,896
IDT Corp. Class B (a)(b)	4,938	185,323
Iridium Communications, Inc. (a)	37,140	1,332,583
Liberty Global PLC:
Class A (a)	45,776	1,241,445
Class C (a)	97,349	2,632,317
Liberty Latin America Ltd.:
Class A (a)	15,780	172,633
Class C (a)	40,867	441,772
Lumen Technologies, Inc.	259,154	3,203,143
Ooma, Inc. (a)	6,474	116,791
Radius Global Infrastructure, Inc. (a)	17,695	243,483
Verizon Communications, Inc.	1,175,352	62,563,987
		126,083,615
Entertainment - 1.4%
Activision Blizzard, Inc.	221,341	17,488,152
AMC Entertainment Holdings, Inc. Class A (a)(b)	145,348	2,334,289
Cinemark Holdings, Inc. (a)(b)	29,022	438,232
Electronic Arts, Inc.	80,460	10,673,824
Lions Gate Entertainment Corp.:
Class A (a)(b)	27,040	423,987
Class B (a)	23,312	339,889
Live Nation Entertainment, Inc. (a)	38,845	4,253,916
LiveOne, Inc. (a)	12,864	12,070
Madison Square Garden Entertainment Corp. (a)(b)	6,885	487,665
Madison Square Garden Sports Corp. (a)	4,849	805,273
Marcus Corp. (a)(b)	5,384	90,720
Netflix, Inc. (a)	125,836	53,749,589
Playtika Holding Corp.	28,955	493,104
Roku, Inc. Class A (a)	33,508	5,496,987
Sciplay Corp. (A Shares) (a)	7,334	91,675
Take-Two Interactive Software, Inc. (a)	32,944	5,381,073
The Walt Disney Co. (a)	516,392	73,828,564
Warner Music Group Corp. Class A	31,185	1,325,363
World Wrestling Entertainment, Inc. Class A (b)	12,844	641,429
Zynga, Inc. (a)	301,938	2,738,578
		181,094,379
Interactive Media & Services - 5.5%
Alphabet, Inc.:
Class A (a)	85,427	231,171,442
Class C (a)	79,362	215,386,087
Angi, Inc. (a)(b)	19,456	166,932
Bumble, Inc. (b)	20,991	619,444
CarGurus, Inc. Class A (a)	24,848	792,651
Cars.com, Inc. (a)	17,797	277,277
Eventbrite, Inc. (a)(b)	20,971	300,514
EverQuote, Inc. Class A (a)	6,308	103,830
IAC (a)	23,802	3,249,925
Liberty TripAdvisor Holdings, Inc. (a)(b)	17,647	39,706
Match Group, Inc. (a)	80,927	9,120,473
MediaAlpha, Inc. Class A (a)(b)	6,452	95,812
Meta Platforms, Inc. Class A (a)	672,005	210,512,286
Pinterest, Inc. Class A (a)	160,524	4,745,089
QuinStreet, Inc. (a)	14,222	228,832
Snap, Inc. Class A (a)	305,637	9,945,428
TripAdvisor, Inc. (a)	27,763	753,765
TrueCar, Inc. (a)	21,207	72,952
Twitter, Inc. (a)	227,724	8,541,927
Vimeo, Inc. (a)	42,344	620,340
Yelp, Inc. (a)	19,401	670,111
Ziff Davis, Inc. (a)	13,476	1,415,789
Zoominfo Technologies, Inc. (a)	87,295	4,614,414
		703,445,026
Media - 1.1%
Altice U.S.A., Inc. Class A (a)	63,781	919,722
AMC Networks, Inc. Class A (a)	8,717	371,606
Audacy, Inc. Class A (a)(b)	28,618	69,256
Boston Omaha Corp. (a)(b)	4,892	129,100
Cable One, Inc.	1,420	2,193,517
Cardlytics, Inc. (a)(b)	9,116	611,684
Cbdmd, Inc. (a)(b)	6,733	7,002
Charter Communications, Inc. Class A (a)	35,209	20,890,908
Clear Channel Outdoor Holdings, Inc. (a)(b)	124,905	382,209
Comcast Corp. Class A	1,295,379	64,755,996
Discovery Communications, Inc.:
Class A (a)	51,208	1,429,215
Class C (non-vtg.) (a)	83,007	2,270,241
DISH Network Corp. Class A (a)	71,022	2,230,091
E.W. Scripps Co. Class A (a)(b)	16,644	341,202
Fluent, Inc. (a)(b)	8,395	13,432
Fox Corp.:
Class A	94,683	3,845,077
Class B	40,339	1,499,804
Gannett Co., Inc. (a)(b)	38,835	188,738
Gray Television, Inc.	24,743	515,892
iHeartMedia, Inc. (a)	30,632	617,235
Interpublic Group of Companies, Inc.	111,707	3,970,067
John Wiley & Sons, Inc. Class A	11,693	593,420
Liberty Broadband Corp.:
Class A (a)	7,225	1,057,379
Class C (a)	39,787	5,904,789
Liberty Media Corp.:
Liberty Braves Class A (a)	1,595	44,740
Liberty Braves Class C (a)	10,671	288,117
Liberty Formula One Group Series C (a)	53,964	3,250,252
Liberty Media Class A (a)	10,377	568,660
Liberty SiriusXM Series A (a)	24,251	1,121,609
Liberty SiriusXM Series C (a)	43,763	2,036,292
Loyalty Ventures, Inc. (a)	5,213	152,793
Magnite, Inc. (a)(b)	32,795	445,028
National CineMedia, Inc. (b)	17,193	45,390
News Corp.:
Class A	103,192	2,294,990
Class B	43,474	966,862
Nexstar Broadcasting Group, Inc. Class A	11,596	1,917,746
Omnicom Group, Inc.	61,401	4,627,179
PubMatic, Inc. (a)(b)	8,060	197,873
Scholastic Corp.	8,237	337,882
Sinclair Broadcast Group, Inc. Class A (b)	13,453	369,688
Sirius XM Holdings, Inc. (b)	261,858	1,665,417
TechTarget, Inc. (a)	7,389	612,844
Tegna, Inc.	62,213	1,204,444
The New York Times Co. Class A	47,357	1,895,701
ViacomCBS, Inc.:
Class A (b)	8,348	305,370
Class B	166,423	5,566,849
WideOpenWest, Inc. (a)(b)	14,260	265,379
		144,988,687
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)(b)	19,219	239,277
NII Holdings, Inc. (a)(c)	11,652	3,030
Shenandoah Telecommunications Co.	13,707	312,108
T-Mobile U.S., Inc. (a)	166,478	18,007,925
Telephone & Data Systems, Inc.	28,492	564,142
U.S. Cellular Corp. (a)	4,241	129,859
		19,256,341
TOTAL COMMUNICATION SERVICES		1,174,868,048
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 0.3%
Adient PLC (a)	26,388	1,107,504
American Axle & Manufacturing Holdings, Inc. (a)	28,834	234,709
Aptiv PLC (a)	77,645	10,604,754
Autoliv, Inc.	22,428	2,221,269
BorgWarner, Inc.	68,157	2,988,684
Cooper-Standard Holding, Inc. (a)	5,056	104,103
Dana, Inc.	41,674	902,659
Dorman Products, Inc. (a)	7,859	735,838
Fox Factory Holding Corp. (a)	12,061	1,604,957
Gentex Corp.	66,571	2,090,329
Gentherm, Inc. (a)	9,177	801,978
LCI Industries	7,134	878,695
Lear Corp.	16,869	2,822,521
Modine Manufacturing Co. (a)	13,429	122,875
Motorcar Parts of America, Inc. (a)(b)	5,179	85,609
Patrick Industries, Inc.	6,556	422,206
Standard Motor Products, Inc.	4,817	230,590
Stoneridge, Inc. (a)	7,984	150,658
Tenneco, Inc. (a)	21,701	227,861
The Goodyear Tire & Rubber Co. (a)	78,476	1,626,807
Veoneer, Inc. (a)(b)	28,354	998,344
Visteon Corp. (a)	7,854	797,260
XPEL, Inc. (a)(b)	4,620	288,103
		32,048,313
Automobiles - 2.1%
Ford Motor Co.	1,117,154	22,678,226
General Motors Co. (a)	414,199	21,840,713
Harley-Davidson, Inc.	43,028	1,487,478
Rivian Automotive, Inc. (b)	43,561	2,863,700
Tesla, Inc. (a)	231,038	216,417,915
Thor Industries, Inc. (b)	15,531	1,469,077
Winnebago Industries, Inc. (b)	9,624	620,940
Workhorse Group, Inc. (a)(b)	31,700	107,146
		267,485,195
Distributors - 0.1%
Funko, Inc. (a)(b)	7,944	137,272
Genuine Parts Co.	40,231	5,359,976
LKQ Corp.	75,723	4,156,435
Pool Corp.	11,450	5,453,063
		15,106,746
Diversified Consumer Services - 0.1%
2U, Inc. (a)	20,855	336,600
Adtalem Global Education, Inc. (a)	13,568	399,171
American Public Education, Inc. (a)(b)	4,767	101,966
Aspen Group, Inc. (a)(b)	5,146	11,527
Bright Horizons Family Solutions, Inc. (a)	17,420	2,236,902
Carriage Services, Inc.	4,464	224,628
Chegg, Inc. (a)	40,962	1,084,264
Duolingo, Inc. (a)	1,685	168,517
European Wax Center, Inc. (b)	4,201	102,672
Frontdoor, Inc. (a)	23,912	868,006
Graham Holdings Co.	1,145	681,412
Grand Canyon Education, Inc. (a)	11,490	961,483
H&R Block, Inc.	49,789	1,138,177
Houghton Mifflin Harcourt Co. (a)	36,354	654,736
Laureate Education, Inc. Class A	27,627	349,482
OneSpaWorld Holdings Ltd. (a)(b)	16,244	167,638
Perdoceo Education Corp. (a)	18,121	199,693
PowerSchool Holdings, Inc. (b)	12,159	199,164
Regis Corp. (a)(b)	4,615	6,876
Service Corp. International	46,614	2,877,016
Strategic Education, Inc.	6,305	376,156
Stride, Inc. (a)	11,826	414,738
Terminix Global Holdings, Inc. (a)	34,698	1,496,872
Vivint Smart Home, Inc. Class A (a)(b)	11,942	85,982
WW International, Inc. (a)(b)	14,942	188,269
Xpresspa Group, Inc. (a)	24,220	34,150
		15,366,097
Hotels, Restaurants & Leisure - 2.1%
Accel Entertainment, Inc. (a)	14,065	177,360
Airbnb, Inc. Class A (a)	98,451	15,158,500
ARAMARK Holdings Corp.	71,636	2,456,398
Bally's Corp. (a)	8,257	295,105
BJ's Restaurants, Inc. (a)(b)	5,895	177,381
Bloomin' Brands, Inc. (a)	22,875	465,049
Booking Holdings, Inc. (a)	11,686	28,702,335
Boyd Gaming Corp.	22,793	1,355,272
Brinker International, Inc. (a)	13,460	447,007
Caesars Entertainment, Inc. (a)	60,698	4,621,546
Carnival Corp. (a)	232,870	4,613,155
Carrols Restaurant Group, Inc. (b)	7,427	18,345
Century Casinos, Inc. (a)(b)	6,874	68,396
Chipotle Mexican Grill, Inc. (a)	8,048	11,955,948
Choice Hotels International, Inc.	9,067	1,300,208
Churchill Downs, Inc.	9,614	2,021,824
Chuy's Holdings, Inc. (a)(b)	5,172	130,386
Cracker Barrel Old Country Store, Inc.	6,830	813,726
Darden Restaurants, Inc.	37,620	5,261,909
Dave & Buster's Entertainment, Inc. (a)(b)	10,246	366,704
Del Taco Restaurants, Inc.	7,875	98,201
Denny's Corp. (a)(b)	20,084	311,302
Dine Brands Global, Inc.	4,877	330,904
Domino's Pizza, Inc.	10,290	4,678,349
DraftKings, Inc. Class A (a)(b)	95,479	2,109,131
Drive Shack, Inc. (a)(b)	19,437	27,212
El Pollo Loco Holdings, Inc. (a)	4,411	58,843
Everi Holdings, Inc. (a)	26,896	531,734
Expedia, Inc. (a)	41,552	7,616,066
F45 Training Holdings, Inc.	6,161	77,074
Fiesta Restaurant Group, Inc. (a)(b)	3,604	34,130
GAN Ltd. (a)(b)	11,539	79,504
Golden Entertainment, Inc. (a)	5,336	240,013
Hilton Grand Vacations, Inc. (a)	24,977	1,220,376
Hilton Worldwide Holdings, Inc. (a)	79,605	11,551,482
Hyatt Hotels Corp. Class A (a)	14,289	1,309,015
Jack in the Box, Inc. (b)	5,864	533,917
Las Vegas Sands Corp. (a)	97,953	4,290,341
Lindblad Expeditions Holdings (a)	7,367	124,281
Marriott International, Inc. Class A (a)	78,178	12,596,039
Marriott Vacations Worldwide Corp.	11,991	1,947,099
McDonald's Corp.	211,662	54,915,706
Membership Collective Group, Inc. Class A	9,519	84,434
MGM Resorts International	112,527	4,807,153
Monarch Casino & Resort, Inc. (a)	3,895	241,101
Noodles & Co. (a)	9,091	76,455
Norwegian Cruise Line Holdings Ltd. (a)(b)	106,232	2,212,813
Papa John's International, Inc.	9,167	1,131,666
Penn National Gaming, Inc. (a)	46,916	2,139,839
Planet Fitness, Inc. (a)	24,433	2,165,741
Playa Hotels & Resorts NV (a)	35,943	274,245
PlayAGS, Inc. (a)	8,714	67,882
RCI Hospitality Holdings, Inc.	2,004	140,019
Red Robin Gourmet Burgers, Inc. (a)(b)	3,746	55,254
Red Rock Resorts, Inc.	15,187	676,125
Royal Caribbean Cruises Ltd. (a)	64,746	5,037,886
Ruth's Hospitality Group, Inc.	9,978	199,859
Scientific Games Corp. Class A (a)	27,128	1,565,286
SeaWorld Entertainment, Inc. (a)	14,290	851,398
Shake Shack, Inc. Class A (a)	10,747	710,054
Six Flags Entertainment Corp. (a)	21,565	851,602
Starbucks Corp.	335,405	32,977,020
Texas Roadhouse, Inc. Class A	19,658	1,678,597
The Cheesecake Factory, Inc. (a)(b)	14,160	505,229
Travel+Leisure Co.	23,800	1,351,840
Vail Resorts, Inc.	11,558	3,202,722
Wendy's Co.	49,959	1,150,556
Wingstop, Inc.	8,332	1,276,879
Wyndham Hotels & Resorts, Inc.	26,831	2,252,462
Wynn Resorts Ltd. (a)	30,335	2,592,126
Xponential Fitness, Inc. (b)	3,309	57,775
Yum! Brands, Inc.	83,225	10,417,273
		265,838,564
Household Durables - 0.5%
Bassett Furniture Industries, Inc.	2,058	38,196
Beazer Homes U.S.A., Inc. (a)	7,857	143,312
Cavco Industries, Inc. (a)	2,351	633,453
Century Communities, Inc.	8,173	538,192
D.R. Horton, Inc.	92,303	8,235,274
Dream Finders Homes, Inc. (b)	5,454	101,663
Ethan Allen Interiors, Inc.	6,876	173,344
Flexsteel Industries, Inc.	1,611	40,130
Garmin Ltd.	42,966	5,345,830
GoPro, Inc. Class A (a)	34,034	301,541
Green Brick Partners, Inc. (a)	12,816	303,483
Helen of Troy Ltd. (a)	7,090	1,484,150
Hooker Furnishings Corp. (b)	3,635	80,115
Hovnanian Enterprises, Inc. Class A (a)	1,441	139,604
Installed Building Products, Inc.	6,442	713,709
iRobot Corp. (a)(b)	7,746	507,518
KB Home	24,198	1,022,366
La-Z-Boy, Inc.	12,722	467,025
Leggett & Platt, Inc.	37,720	1,503,142
Lennar Corp.:
Class A	73,660	7,079,463
Class B	8,805	710,828
LGI Homes, Inc. (a)(b)	6,112	761,005
Lovesac (a)(b)	3,698	199,137
M.D.C. Holdings, Inc.	15,744	798,063
M/I Homes, Inc. (a)	8,676	459,741
Meritage Homes Corp. (a)	10,671	1,088,762
Mohawk Industries, Inc. (a)	15,493	2,445,880
Newell Brands, Inc.	105,651	2,452,160
NVR, Inc. (a)	953	5,076,841
PulteGroup, Inc.	71,225	3,752,845
Purple Innovation, Inc. (a)(b)	16,812	139,876
Skyline Champion Corp. (a)	15,616	1,051,581
Snap One Holdings Corp. (a)	4,187	78,757
Sonos, Inc. (a)	35,825	903,507
Taylor Morrison Home Corp. (a)	35,024	1,074,887
Tempur Sealy International, Inc.	54,482	2,168,928
Toll Brothers, Inc.	32,008	1,887,512
TopBuild Corp. (a)	9,509	2,212,269
Traeger, Inc. (a)	7,305	74,438
TRI Pointe Homes, Inc. (a)	32,585	775,849
Tupperware Brands Corp. (a)(b)	14,787	228,016
Universal Electronics, Inc. (a)	3,491	123,896
VOXX International Corp. (a)(b)	4,376	48,355
Vuzix Corp. (a)(b)	17,427	113,798
Weber, Inc. (b)	5,605	60,758
Whirlpool Corp.	17,105	3,595,300
ZAGG, Inc. rights (a)(c)	5,004	450
		61,134,949
Internet & Direct Marketing Retail - 3.1%
1-800-FLOWERS.com, Inc. Class A (a)(b)	7,453	126,925
Amazon.com, Inc. (a)	123,849	370,490,568
CarParts.com, Inc. (a)(b)	13,156	121,035
Chewy, Inc. (a)(b)	25,066	1,193,392
Duluth Holdings, Inc. (a)(b)	4,330	65,296
eBay, Inc.	177,402	10,656,538
Etsy, Inc. (a)	36,096	5,669,960
Groupon, Inc. (a)(b)	5,519	168,550
Lands' End, Inc. (a)(b)	4,138	75,850
Liquidity Services, Inc. (a)(b)	6,960	132,449
Overstock.com, Inc. (a)(b)	12,396	594,264
PetMed Express, Inc.	5,512	142,375
Poshmark, Inc. (b)	10,879	171,997
Quotient Technology, Inc. (a)	25,101	178,468
Qurate Retail, Inc. Series A	100,590	707,148
Revolve Group, Inc. (a)	10,869	536,059
Shutterstock, Inc.	6,567	636,802
Stitch Fix, Inc. (a)	23,773	390,590
The RealReal, Inc. (a)(b)	23,604	223,058
Waitr Holdings, Inc. (a)(b)	33,364	18,684
Wayfair LLC Class A (a)(b)	22,481	3,505,238
Xometry, Inc. (b)	2,065	106,554
		395,911,800
Leisure Products - 0.1%
Acushnet Holdings Corp.	9,635	449,955
American Outdoor Brands, Inc. (a)	4,211	69,818
AMMO, Inc. (a)(b)	24,995	115,977
Brunswick Corp.	21,654	1,965,967
Callaway Golf Co. (a)	32,163	767,409
Clarus Corp.	6,977	157,192
Hasbro, Inc.	36,886	3,411,217
Johnson Outdoors, Inc. Class A	1,833	165,373
Malibu Boats, Inc. Class A (a)	6,105	400,854
MasterCraft Boat Holdings, Inc. (a)	6,127	155,810
Mattel, Inc. (a)	98,344	2,057,356
Nautilus, Inc. (a)(b)	6,855	34,961
Peloton Interactive, Inc. Class A (a)	83,863	2,291,976
Polaris, Inc.	15,931	1,793,671
Smith & Wesson Brands, Inc. (b)	13,363	228,240
Sturm, Ruger & Co., Inc.	4,943	332,318
Vista Outdoor, Inc. (a)	16,221	625,806
YETI Holdings, Inc. (a)	24,625	1,614,908
		16,638,808
Multiline Retail - 0.5%
Big Lots, Inc. (b)	9,539	399,779
Dillard's, Inc. Class A (b)	1,210	307,001
Dollar General Corp.	66,457	13,854,955
Dollar Tree, Inc. (a)	63,705	8,359,370
Franchise Group, Inc.	7,454	373,222
Kohl's Corp.	42,351	2,528,778
Macy's, Inc.	88,136	2,256,282
Nordstrom, Inc. (a)(b)	31,269	703,553
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	17,251	827,013
Target Corp.	138,708	30,575,404
		60,185,357
Specialty Retail - 2.3%
Abercrombie & Fitch Co. Class A (a)	16,787	654,693
Academy Sports & Outdoors, Inc. (a)	24,626	957,951
Advance Auto Parts, Inc.	18,286	4,233,392
America's Car Mart, Inc. (a)	1,873	177,785
American Eagle Outfitters, Inc. (b)	42,888	979,133
Asbury Automotive Group, Inc. (a)	6,522	1,049,846
AutoNation, Inc. (a)	11,263	1,227,667
AutoZone, Inc. (a)	5,970	11,858,510
Barnes & Noble Education, Inc. (a)(b)	10,249	61,699
Bath & Body Works, Inc.	74,943	4,202,054
Bed Bath & Beyond, Inc. (a)(b)	28,493	462,726
Best Buy Co., Inc.	62,933	6,247,988
Big 5 Sporting Goods Corp. (b)	5,753	113,277
Boot Barn Holdings, Inc. (a)	8,363	769,145
Burlington Stores, Inc. (a)	19,212	4,551,899
Caleres, Inc.	10,209	244,812
Camping World Holdings, Inc. (b)	12,294	408,161
CarMax, Inc. (a)	46,181	5,133,942
Carvana Co. Class A (a)	24,622	3,990,241
Chico's FAS, Inc. (a)	31,967	150,565
Citi Trends, Inc. (a)(b)	2,626	127,939
Conn's, Inc. (a)(b)	4,801	116,520
Designer Brands, Inc. Class A (a)(b)	18,838	248,096
Dick's Sporting Goods, Inc.	18,303	2,112,166
Five Below, Inc. (a)	15,727	2,579,228
Floor & Decor Holdings, Inc. Class A (a)	30,414	3,306,610
Foot Locker, Inc.	25,824	1,153,816
GameStop Corp. Class A (a)(b)	17,323	1,886,994
Gap, Inc.	61,794	1,116,618
Genesco, Inc. (a)	3,965	255,068
Group 1 Automotive, Inc.	5,207	884,201
GrowGeneration Corp. (a)(b)	14,098	118,987
Guess?, Inc.	11,225	258,400
Haverty Furniture Companies, Inc. (b)	4,330	127,822
Hibbett, Inc. (b)	4,111	253,443
Leslie's, Inc. (a)(b)	38,697	806,059
Lithia Motors, Inc. Class A (sub. vtg.)	8,503	2,483,981
LL Flooring Holdings, Inc. (a)(b)	9,656	139,433
Lowe's Companies, Inc.	196,648	46,674,403
MarineMax, Inc. (a)	5,699	268,195
Monro, Inc. (b)	9,117	453,388
Murphy U.S.A., Inc.	6,624	1,302,676
National Vision Holdings, Inc. (a)	23,884	976,378
O'Reilly Automotive, Inc. (a)	19,180	12,500,565
OneWater Marine, Inc. Class A (b)	2,910	150,476
Party City Holdco, Inc. (a)(b)	29,359	138,868
Penske Automotive Group, Inc.	8,785	892,820
Petco Health & Wellness Co., Inc. (b)	23,905	448,219
Rent-A-Center, Inc.	16,911	712,799
RH (a)	4,908	1,977,041
Ross Stores, Inc.	100,664	9,839,906
Sally Beauty Holdings, Inc. (a)(b)	30,521	524,046
Shoe Carnival, Inc.	5,117	174,797
Signet Jewelers Ltd.	14,781	1,273,088
Sleep Number Corp. (a)(b)	6,787	485,271
Sonic Automotive, Inc. Class A (sub. vtg.)	6,162	314,324
Sportsman's Warehouse Holdings, Inc. (a)	12,954	141,976
The Aaron's Co., Inc.	8,165	172,853
The Buckle, Inc.	8,129	305,976
The Cato Corp. Class A (sub. vtg.)	5,869	96,956
The Children's Place, Inc. (a)	4,166	294,745
The Home Depot, Inc.	299,637	109,960,786
The ODP Corp. (a)	12,568	555,883
Tilly's, Inc.	6,975	91,931
TJX Companies, Inc.	342,308	24,635,907
Tractor Supply Co.	32,173	7,023,688
TravelCenters of America LLC (a)	3,661	166,868
Ulta Beauty, Inc. (a)	15,502	5,638,697
Urban Outfitters, Inc. (a)	17,701	508,373
Victoria's Secret & Co. (a)	20,738	1,157,803
Vroom, Inc. (a)(b)	34,625	277,693
Williams-Sonoma, Inc.	20,982	3,368,450
Winmark Corp.	768	165,443
Zumiez, Inc. (a)(b)	6,096	274,015
		299,396,170
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd. (a)	42,501	2,553,035
Carter's, Inc.	12,005	1,117,906
Columbia Sportswear Co.	9,617	893,131
Crocs, Inc. (a)	16,608	1,704,313
Deckers Outdoor Corp. (a)	7,738	2,477,940
Fossil Group, Inc. (a)	12,490	138,514
G-III Apparel Group Ltd. (a)	12,008	326,257
Hanesbrands, Inc.	98,891	1,592,145
Kontoor Brands, Inc.	12,902	635,940
Lakeland Industries, Inc. (a)(b)	1,881	39,539
Levi Strauss & Co. Class A	26,462	580,312
lululemon athletica, Inc. (a)	33,772	11,271,743
Movado Group, Inc. (b)	4,961	183,904
NIKE, Inc. Class B	362,990	53,747,929
Oxford Industries, Inc.	4,683	385,832
PVH Corp.	20,528	1,950,365
Ralph Lauren Corp.	13,614	1,508,976
Samsonite International SA (a)(d)	402,000	840,194
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	37,862	1,590,204
Steven Madden Ltd.	21,963	903,558
Superior Group of Companies, Inc.	2,637	53,874
Tapestry, Inc.	77,666	2,947,425
Under Armour, Inc.:
Class A (sub. vtg.) (a)	57,686	1,086,227
Class C (non-vtg.) (a)	55,411	886,022
Unifi, Inc. (a)	3,888	73,911
Vera Bradley, Inc. (a)	8,190	67,076
VF Corp.	92,807	6,051,944
Wolverine World Wide, Inc.	22,751	602,674
		96,210,890
TOTAL CONSUMER DISCRETIONARY		1,525,322,889
CONSUMER STAPLES - 5.6%
Beverages - 1.3%
Boston Beer Co., Inc. Class A (a)	2,678	1,126,983
Brown-Forman Corp. Class B (non-vtg.)	52,437	3,535,827
Celsius Holdings, Inc. (a)	10,728	512,047
Coca-Cola Bottling Co. Consolidated	1,298	743,754
Constellation Brands, Inc. Class A (sub. vtg.)	46,481	11,050,858
Keurig Dr. Pepper, Inc.	208,438	7,910,222
MGP Ingredients, Inc. (b)	3,388	256,336
Molson Coors Beverage Co. Class B	54,583	2,601,426
Monster Beverage Corp. (a)	106,956	9,275,224
National Beverage Corp. (b)	6,490	289,908
Newage, Inc. (a)(b)	30,286	22,699
PepsiCo, Inc.	392,022	68,023,657
The Coca-Cola Co.	1,103,151	67,303,243
		172,652,184
Food & Staples Retailing - 1.3%
Andersons, Inc.	8,900	339,090
BJ's Wholesale Club Holdings, Inc. (a)	38,975	2,395,793
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)	2,361	935
warrants 11/4/28 (a)	2,361	408
warrants 11/4/28 (a)	2,361	188
Class A (a)(b)	5,664	43,783
Casey's General Stores, Inc.	10,357	1,945,148
Chefs' Warehouse Holdings (a)	9,495	283,331
Costco Wholesale Corp.	125,452	63,369,569
Grocery Outlet Holding Corp. (a)(b)	24,524	622,419
Ingles Markets, Inc. Class A	3,901	300,104
Kroger Co.	193,021	8,413,785
Natural Grocers by Vitamin Cottage, Inc.	3,943	57,568
Performance Food Group Co. (a)	43,188	1,822,102
PriceSmart, Inc.	6,829	487,659
Rite Aid Corp. (a)(b)	14,627	155,192
SpartanNash Co.	8,930	219,410
Sprouts Farmers Market LLC (a)	31,712	860,664
Sysco Corp.	146,203	11,425,764
U.S. Foods Holding Corp. (a)	65,843	2,321,624
United Natural Foods, Inc. (a)	16,422	636,845
Walgreens Boots Alliance, Inc.	204,957	10,198,660
Walmart, Inc.	403,597	56,426,897
Weis Markets, Inc.	4,678	281,803
		162,608,741
Food Products - 1.0%
Archer Daniels Midland Co.	158,500	11,887,500
B&G Foods, Inc. Class A (b)	18,642	579,766
Beyond Meat, Inc. (a)(b)	16,819	1,095,421
Bunge Ltd.	40,039	3,958,256
Cal-Maine Foods, Inc. (a)(b)	10,758	419,562
Calavo Growers, Inc. (b)	4,640	192,142
Campbell Soup Co.	56,704	2,501,780
Conagra Brands, Inc.	135,949	4,725,587
Darling Ingredients, Inc. (a)	45,605	2,908,231
Flowers Foods, Inc.	56,889	1,600,288
Fresh Del Monte Produce, Inc.	9,128	254,032
Freshpet, Inc. (a)	12,169	1,132,082
General Mills, Inc.	172,608	11,854,717
Hormel Foods Corp.	79,745	3,785,495
Hostess Brands, Inc. Class A (a)	39,848	817,681
Ingredion, Inc.	19,013	1,800,531
J&J Snack Foods Corp.	4,210	638,615
John B. Sanfilippo & Son, Inc.	2,544	201,230
Kellogg Co.	72,469	4,565,547
Laird Superfood, Inc. (a)	2,109	16,809
Lamb Weston Holdings, Inc.	41,078	2,637,618
Lancaster Colony Corp.	5,428	861,804
Landec Corp. (a)	6,145	66,059
McCormick & Co., Inc. (non-vtg.)	70,836	7,105,559
Mondelez International, Inc.	396,265	26,561,643
Pilgrim's Pride Corp. (a)	13,293	371,805
Post Holdings, Inc. (a)	16,301	1,724,972
Sanderson Farms, Inc.	5,953	1,095,352
Seaboard Corp.	70	267,399
Seneca Foods Corp. Class A (a)	1,775	82,981
The Hain Celestial Group, Inc. (a)	26,376	963,515
The Hershey Co.	41,364	8,151,603
The J.M. Smucker Co.	30,665	4,310,886
The Kraft Heinz Co.	201,543	7,215,239
The Simply Good Foods Co. (a)	23,662	833,612
Tootsie Roll Industries, Inc. (b)	4,992	169,478
TreeHouse Foods, Inc. (a)(b)	15,793	611,663
Tyson Foods, Inc. Class A	84,072	7,641,304
Vital Farms, Inc. (a)(b)	7,549	124,785
Whole Earth Brands, Inc. Class A (a)(b)	12,713	120,519
		125,853,068
Household Products - 1.2%
Central Garden & Pet Co. (a)	3,746	173,777
Central Garden & Pet Co. Class A (non-vtg.) (a)	10,950	474,464
Church & Dwight Co., Inc.	69,165	7,099,787
Colgate-Palmolive Co.	239,633	19,757,741
Energizer Holdings, Inc.	17,754	667,728
Kimberly-Clark Corp.	96,056	13,222,108
Procter & Gamble Co.	686,577	110,161,280
Reynolds Consumer Products, Inc.	15,044	455,382
Spectrum Brands Holdings, Inc.	11,868	1,060,762
The Clorox Co.	34,935	5,864,189
WD-40 Co. (b)	3,834	852,145
		159,789,363
Personal Products - 0.2%
BellRing Brands, Inc. Class A (a)(b)	10,504	255,877
Coty, Inc. Class A (a)	95,458	809,484
Edgewell Personal Care Co. (b)	15,153	694,007
elf Beauty, Inc. (a)	13,283	392,645
Estee Lauder Companies, Inc. Class A	65,755	20,501,751
Herbalife Nutrition Ltd. (a)	28,267	1,201,630
Inter Parfums, Inc.	5,387	533,151
MediFast, Inc.	3,349	665,480
Nu Skin Enterprises, Inc. Class A	14,124	680,636
The Honest Co., Inc.	7,686	49,882
USANA Health Sciences, Inc. (a)	3,430	327,839
Veru, Inc. (a)(b)	16,169	84,079
		26,196,461
Tobacco - 0.6%
22nd Century Group, Inc. (a)(b)	45,916	99,638
Altria Group, Inc.	521,626	26,540,331
Philip Morris International, Inc.	442,071	45,467,002
Turning Point Brands, Inc.	4,219	148,635
Universal Corp.	7,515	409,041
Vector Group Ltd.	35,516	394,583
		73,059,230
TOTAL CONSUMER STAPLES		720,159,047
ENERGY - 3.3%
Energy Equipment & Services - 0.3%
Archrock, Inc.	34,643	292,387
Aspen Aerogels, Inc. (a)	6,778	201,307
Baker Hughes Co. Class A	248,707	6,824,520
Bristow Group, Inc. (a)	6,833	224,464
Cactus, Inc.	16,774	812,868
Championx Corp. (a)	57,134	1,279,802
Core Laboratories NV (b)	12,566	335,135
DMC Global, Inc. (a)(b)	5,455	220,055
Dril-Quip, Inc. (a)	10,241	258,995
Expro Group Holdings NV (a)(b)	8,330	130,448
Halliburton Co.	254,736	7,830,585
Helix Energy Solutions Group, Inc. (a)(b)	44,237	156,157
Helmerich & Payne, Inc.	30,516	875,809
Liberty Oilfield Services, Inc. Class A (a)	28,155	340,676
Nabors Industries Ltd. (a)	2,045	211,678
Newpark Resources, Inc. (a)	32,899	116,791
Nextier Oilfield Solutions, Inc. (a)	44,329	266,861
NOV, Inc.	109,266	1,794,148
Oceaneering International, Inc. (a)	30,084	391,995
Oil States International, Inc. (a)	15,609	97,868
Patterson-UTI Energy, Inc.	60,965	607,211
ProPetro Holding Corp. (a)	22,724	238,829
RPC, Inc. (a)(b)	20,977	123,974
Schlumberger Ltd.	400,609	15,651,794
Select Energy Services, Inc. Class A (a)	21,228	141,591
Solaris Oilfield Infrastructure, Inc. Class A	6,688	51,564
TechnipFMC PLC (a)	120,883	784,531
TETRA Technologies, Inc. (a)(b)	32,237	94,454
Tidewater, Inc. (a)	11,790	167,300
Transocean Ltd. (United States) (a)(b)	175,136	551,678
U.S. Silica Holdings, Inc. (a)(b)	21,903	209,174
Weatherford International PLC (a)	18,431	552,930
		41,837,579
Oil, Gas & Consumable Fuels - 3.0%
Alto Ingredients, Inc. (a)(b)	23,768	123,118
Antero Resources Corp. (a)	80,593	1,573,981
APA Corp.	104,350	3,465,464
Arch Resources, Inc. (b)	4,306	407,520
Berry Corp.	17,128	148,842
Brigham Minerals, Inc. Class A	13,726	297,031
Callon Petroleum Co. (a)(b)	13,408	662,892
Centennial Resource Development, Inc. Class A (a)(b)	51,061	398,786
Cheniere Energy, Inc.	67,007	7,498,083
Chevron Corp.	546,645	71,790,888
Civitas Resources, Inc. (b)	20,394	1,111,473
Clean Energy Fuels Corp. (a)(b)	50,161	304,477
CNX Resources Corp. (a)(b)	59,940	888,910
Comstock Resources, Inc. (a)(b)	24,290	188,976
ConocoPhillips Co.	374,555	33,193,064
CONSOL Energy, Inc. (a)	8,413	182,899
Continental Resources, Inc.	16,251	844,077
Coterra Energy, Inc.	231,618	5,072,434
Crescent Energy, Inc. Class A (a)(b)	8,779	116,497
CVR Energy, Inc.	8,781	171,493
Delek U.S. Holdings, Inc. (a)	21,695	336,706
Denbury, Inc. (a)	13,942	1,047,602
Devon Energy Corp.	179,332	9,068,819
Diamondback Energy, Inc.	48,468	6,114,723
DT Midstream, Inc.	26,981	1,394,918
EOG Resources, Inc.	166,326	18,542,022
EQT Corp.	85,162	1,809,693
Equitrans Midstream Corp.	115,317	935,221
Exxon Mobil Corp.	1,201,389	91,257,508
Green Plains, Inc. (a)	14,957	456,787
Hess Corp.	77,911	7,190,406
HollyFrontier Corp.	41,539	1,460,511
International Seaways, Inc. (b)	11,283	164,619
Kinder Morgan, Inc.	552,487	9,591,174
Kosmos Energy Ltd. (a)	127,676	552,837
Laredo Petroleum, Inc. (a)(b)	4,177	280,527
Magnolia Oil & Gas Corp. Class A	42,607	921,589
Marathon Oil Corp.	222,023	4,322,788
Marathon Petroleum Corp.	175,834	12,616,090
Matador Resources Co.	30,734	1,375,961
Murphy Oil Corp.	40,433	1,277,683
National Energy Services Reunited Corp. (a)	9,369	93,034
Northern Oil & Gas, Inc.	18,260	429,475
Occidental Petroleum Corp.	253,360	9,544,071
ONEOK, Inc.	127,230	7,720,316
Ovintiv, Inc.	74,126	2,876,089
Par Pacific Holdings, Inc. (a)	13,508	190,463
PBF Energy, Inc. Class A (a)	26,840	425,146
PDC Energy, Inc.	27,332	1,619,968
Peabody Energy Corp. (a)	26,460	285,768
Phillips 66 Co.	125,320	10,625,883
Pioneer Natural Resources Co.	64,589	14,137,886
Range Resources Corp. (a)	70,411	1,355,412
Ranger Oil Corp. (a)	6,062	187,983
Renewable Energy Group, Inc. (a)(b)	13,905	559,815
Rex American Resources Corp. (a)	1,370	132,109
SM Energy Co.	33,807	1,109,208
Southwestern Energy Co. (a)	286,432	1,260,301
Talos Energy, Inc. (a)	11,959	127,244
Targa Resources Corp.	66,151	3,908,201
Teekay Corp. (a)	20,995	65,085
Teekay Tankers Ltd. (a)(b)	6,971	74,381
Tellurian, Inc. (a)(b)	111,678	280,312
The Williams Companies, Inc.	344,431	10,312,264
Uranium Energy Corp. (a)(b)	74,713	195,001
Valero Energy Corp.	116,964	9,704,503
W&T Offshore, Inc. (a)	21,580	92,362
World Fuel Services Corp.	17,468	492,772
		376,964,141
TOTAL ENERGY		418,801,720
FINANCIALS - 11.9%
Banks - 4.4%
1st Source Corp.	5,348	266,758
Allegiance Bancshares, Inc.	5,293	233,051
Ameris Bancorp	19,027	938,221
Associated Banc-Corp.	43,762	1,045,912
Atlantic Union Bankshares Corp.	20,870	849,826
Banc of California, Inc.	15,664	302,628
BancFirst Corp.	6,120	458,694
Bancorp, Inc., Delaware (a)	15,805	471,305
Bank of America Corp.	2,045,048	94,358,515
Bank of Hawaii Corp.	11,700	1,007,019
Bank OZK	34,174	1,601,052
BankUnited, Inc.	25,353	1,058,488
Banner Corp.	9,505	590,356
Berkshire Hills Bancorp, Inc.	14,003	414,349
BOK Financial Corp.	8,398	861,215
Brookline Bancorp, Inc., Delaware	23,936	409,306
Cadence Bank	55,194	1,720,397
Camden National Corp.	3,358	166,758
Cathay General Bancorp	20,841	941,180
Central Pacific Financial Corp.	8,642	251,482
Citigroup, Inc.	564,435	36,756,007
Citizens Financial Group, Inc.	120,669	6,210,833
City Holding Co.	4,571	366,640
Columbia Banking Systems, Inc.	21,949	763,167
Comerica, Inc.	37,218	3,453,086
Commerce Bancshares, Inc.	30,809	2,123,048
Community Bank System, Inc.	15,792	1,127,865
Community Trust Bancorp, Inc.	3,056	135,045
ConnectOne Bancorp, Inc.	10,361	331,656
CrossFirst Bankshares, Inc. (a)(b)	14,822	229,148
Cullen/Frost Bankers, Inc.	15,888	2,240,367
Customers Bancorp, Inc. (a)	8,548	498,348
CVB Financial Corp.	37,344	822,688
Dime Community Bancshares, Inc.	9,573	334,672
Eagle Bancorp, Inc.	9,437	565,937
East West Bancorp, Inc.	40,318	3,481,056
Eastern Bankshares, Inc.	48,335	1,029,052
Enterprise Financial Services Corp.	10,695	529,830
FB Financial Corp.	9,960	443,419
Fifth Third Bancorp	196,332	8,762,297
First Bancorp, North Carolina	9,984	438,397
First Bancorp, Puerto Rico	57,777	840,655
First Bancshares, Inc. (b)	5,811	209,603
First Busey Corp.	13,443	374,791
First Citizens Bancshares, Inc.	3,746	2,918,434
First Commonwealth Financial Corp.	28,076	464,939
First Financial Bancorp, Ohio (b)	26,112	658,284
First Financial Bankshares, Inc.	38,868	1,826,407
First Financial Corp., Indiana	2,595	116,490
First Foundation, Inc.	9,716	254,073
First Hawaiian, Inc.	36,881	1,045,576
First Horizon National Corp.	154,237	2,638,995
First Interstate Bancsystem, Inc.	9,147	336,152
First Merchants Corp.	18,608	789,537
First Midwest Bancorp, Inc., Delaware	33,508	695,961
First Republic Bank	51,544	8,947,523
Five Star Bancorp	2,181	67,611
Flushing Financial Corp.	7,540	178,019
FNB Corp., Pennsylvania	92,492	1,194,997
Fulton Financial Corp.	44,720	802,724
German American Bancorp, Inc.	7,126	282,190
Glacier Bancorp, Inc.	30,755	1,597,107
Great Southern Bancorp, Inc.	2,261	134,168
Hancock Whitney Corp.	23,850	1,257,372
Hanmi Financial Corp.	7,435	199,853
HarborOne Bancorp, Inc.	13,521	191,998
Heartland Financial U.S.A., Inc.	11,144	579,822
Heritage Commerce Corp.	14,178	176,658
Heritage Financial Corp., Washington	10,987	266,545
Hilltop Holdings, Inc.	17,032	562,567
Home Bancshares, Inc.	42,768	1,007,614
HomeStreet, Inc.	5,686	277,193
Hope Bancorp, Inc.	33,335	558,361
Horizon Bancorp, Inc. Indiana (b)	10,704	228,316
Huntington Bancshares, Inc.	409,386	6,165,353
Independent Bank Corp.	4,722	115,595
Independent Bank Corp., Massachusetts	13,541	1,142,183
Independent Bank Group, Inc.	10,673	810,294
International Bancshares Corp.	14,519	610,234
Investors Bancorp, Inc.	63,154	1,030,673
JPMorgan Chase & Co.	839,224	124,708,686
KeyCorp	265,047	6,642,078
Lakeland Bancorp, Inc.	15,245	288,588
Lakeland Financial Corp.	7,224	577,414
Live Oak Bancshares, Inc.	9,181	540,394
M&T Bank Corp.	36,708	6,217,601
Meta Financial Group, Inc.	8,814	524,080
Midland States Bancorp, Inc.	4,640	133,957
National Bank Holdings Corp.	8,441	383,221
NBT Bancorp, Inc.	12,175	470,929
Nicolet Bankshares, Inc. (a)	3,510	326,746
OceanFirst Financial Corp.	16,805	381,474
OFG Bancorp	14,165	391,946
Old National Bancorp, Indiana (b)	48,158	882,736
Origin Bancorp, Inc.	6,508	278,022
Pacific Premier Bancorp, Inc.	27,011	1,033,171
PacWest Bancorp	32,665	1,516,636
Park National Corp.	4,184	566,765
Peoples Bancorp, Inc.	8,186	271,366
Peoples United Financial, Inc.	119,604	2,317,926
Pinnacle Financial Partners, Inc.	21,338	2,063,598
PNC Financial Services Group, Inc.	120,357	24,792,338
Popular, Inc.	22,824	2,035,216
Preferred Bank, Los Angeles	3,880	302,873
Prosperity Bancshares, Inc.	26,150	1,915,488
QCR Holdings, Inc.	4,788	273,108
Regions Financial Corp.	271,843	6,236,078
Renasant Corp.	16,046	590,172
S&T Bancorp, Inc.	10,663	328,527
Sandy Spring Bancorp, Inc.	13,255	627,094
Seacoast Banking Corp., Florida	15,547	567,466
ServisFirst Bancshares, Inc.	14,008	1,188,859
Signature Bank	17,146	5,223,186
Silvergate Capital Corp. (a)	8,418	906,955
Simmons First National Corp. Class A	32,661	934,105
Southside Bancshares, Inc. (b)	9,395	393,651
Southstate Corp.	19,636	1,657,475
Stock Yards Bancorp, Inc.	6,752	402,284
SVB Financial Group (a)	16,787	9,801,929
Synovus Financial Corp.	40,622	2,021,351
Texas Capital Bancshares, Inc. (a)	14,483	908,084
Tompkins Financial Corp.	3,424	272,413
TowneBank	18,139	569,202
Trico Bancshares	7,770	337,762
TriState Capital Holdings, Inc. (a)	8,421	266,019
Triumph Bancorp, Inc. (a)	6,660	582,617
Truist Financial Corp.	380,847	23,924,809
Trustmark Corp.	18,572	605,076
U.S. Bancorp	384,349	22,365,268
UMB Financial Corp.	12,053	1,186,618
Umpqua Holdings Corp.	61,448	1,246,165
United Bankshares, Inc., West Virginia (b)	38,575	1,362,855
United Community Bank, Inc.	29,729	1,052,109
Univest Corp. of Pennsylvania	7,262	218,804
Valley National Bancorp	114,544	1,594,452
Veritex Holdings, Inc.	14,573	585,106
Washington Trust Bancorp, Inc.	4,850	276,838
Webster Financial Corp.	25,740	1,462,289
Wells Fargo & Co.	1,132,658	60,937,000
WesBanco, Inc.	17,781	631,048
Westamerica Bancorp.	8,281	480,960
Western Alliance Bancorp.	29,832	2,959,036
Wintrust Financial Corp.	16,268	1,595,403
Zions Bancorp NA	44,024	2,985,708
		559,265,067
Capital Markets - 3.1%
Affiliated Managers Group, Inc.	11,428	1,670,888
Ameriprise Financial, Inc.	31,683	9,641,454
Ares Management Corp.	47,609	3,795,389
Artisan Partners Asset Management, Inc.	18,602	803,792
Assetmark Financial Holdings, Inc. (a)	4,688	112,465
B. Riley Financial, Inc. (b)	4,563	280,944
Bank of New York Mellon Corp.	216,210	12,812,605
BGC Partners, Inc. Class A	95,285	402,103
BlackRock, Inc. Class A	40,559	33,377,623
Blackstone, Inc.	195,186	25,758,696
Blucora, Inc. (a)	14,370	233,081
Bridge Investment Group Holdings, Inc.	6,374	137,041
BrightSphere Investment Group, Inc.	10,420	224,864
Carlyle Group LP	40,188	2,051,597
Cboe Global Markets, Inc.	30,143	3,572,850
Charles Schwab Corp.	426,814	37,431,588
CME Group, Inc.	101,884	23,382,378
Cohen & Steers, Inc.	7,413	619,208
Coinbase Global, Inc. (a)(b)	8,319	1,581,858
Cowen Group, Inc. Class A (b)	8,275	262,152
Diamond Hill Investment Group, Inc.	824	153,882
Donnelley Financial Solutions, Inc. (a)	8,112	301,929
Evercore, Inc. Class A	10,867	1,356,419
FactSet Research Systems, Inc.	10,659	4,496,926
Federated Hermes, Inc.	27,220	901,254
Focus Financial Partners, Inc. Class A (a)	14,933	752,026
Franklin Resources, Inc.	79,515	2,542,095
Goldman Sachs Group, Inc.	96,450	34,208,886
Greenhill & Co., Inc. (b)	3,173	52,926
Hamilton Lane, Inc. Class A	9,953	900,348
Houlihan Lokey	14,447	1,535,427
Interactive Brokers Group, Inc.	25,007	1,705,227
Intercontinental Exchange, Inc.	159,673	20,224,182
Invesco Ltd.	95,991	2,175,156
Janus Henderson Group PLC	48,575	1,792,418
Jefferies Financial Group, Inc.	56,682	2,076,828
KKR & Co. LP	166,427	11,842,945
Lazard Ltd. Class A	31,445	1,372,260
LPL Financial	22,650	3,903,048
MarketAxess Holdings, Inc.	10,782	3,714,183
Moelis & Co. Class A	17,761	1,002,964
Moody's Corp.	45,958	15,763,594
Morgan Stanley	407,701	41,805,661
Morningstar, Inc.	6,648	1,910,702
MSCI, Inc.	23,521	12,610,079
NASDAQ, Inc.	33,525	6,008,015
Northern Trust Corp.	59,369	6,924,800
Open Lending Corp. (a)	27,634	524,770
Oppenheimer Holdings, Inc. Class A (non-vtg.)	2,180	92,410
Piper Jaffray Companies	4,100	632,302
PJT Partners, Inc.	7,065	489,746
Raymond James Financial, Inc.	52,309	5,537,954
S&P Global, Inc.	68,407	28,403,955
Sculptor Capital Management, Inc. Class A	5,150	100,940
SEI Investments Co.	30,043	1,760,820
State Street Corp.	103,638	9,793,791
StepStone Group, Inc. Class A	13,922	487,409
Stifel Financial Corp.	29,374	2,200,113
StoneX Group, Inc. (a)	4,973	326,279
T. Rowe Price Group, Inc.	63,961	9,877,497
Tradeweb Markets, Inc. Class A	29,875	2,532,504
Victory Capital Holdings, Inc.	4,788	156,424
Virtu Financial, Inc. Class A	24,366	753,640
Virtus Investment Partners, Inc.	2,109	551,883
WisdomTree Investments, Inc.	33,651	188,782
		404,597,975
Consumer Finance - 0.6%
Ally Financial, Inc.	98,623	4,706,290
American Express Co.	178,209	32,045,542
Capital One Financial Corp.	121,183	17,781,182
Credit Acceptance Corp. (a)(b)	2,334	1,259,333
CURO Group Holdings Corp.	6,864	98,361
Discover Financial Services	83,104	9,619,288
Encore Capital Group, Inc. (a)(b)	6,885	444,083
Enova International, Inc. (a)(b)	10,729	432,164
EZCORP, Inc. (non-vtg.) Class A (a)(b)	13,613	81,270
FirstCash Holdings, Inc.	11,114	774,646
Green Dot Corp. Class A (a)	15,334	486,241
LendingClub Corp. (a)	28,707	538,543
LendingTree, Inc. (a)(b)	3,097	377,338
Navient Corp.	46,520	810,844
Nelnet, Inc. Class A	5,599	495,679
OneMain Holdings, Inc.	31,214	1,612,515
PRA Group, Inc. (a)	12,718	591,387
PROG Holdings, Inc. (a)	16,180	644,126
SLM Corp.	82,411	1,511,418
Synchrony Financial	156,875	6,681,306
Upstart Holdings, Inc. (a)(b)	13,852	1,510,007
World Acceptance Corp. (a)(b)	1,149	217,138
		82,718,701
Diversified Financial Services - 1.4%
A-Mark Precious Metals, Inc.	2,150	133,085
Apollo Global Management, Inc.	105,286	7,370,020
Berkshire Hathaway, Inc. Class B (a)	519,567	162,634,862
Cannae Holdings, Inc. (a)	24,549	733,279
Equitable Holdings, Inc.	106,101	3,569,238
Voya Financial, Inc.	31,642	2,150,390
		176,590,874
Insurance - 2.1%
AFLAC, Inc.	173,178	10,879,042
Alleghany Corp. (a)	3,896	2,586,944
Allstate Corp.	81,606	9,847,396
AMBAC Financial Group, Inc. (a)	11,780	166,923
American Equity Investment Life Holding Co.	23,308	958,891
American Financial Group, Inc.	18,685	2,434,282
American International Group, Inc.	235,259	13,586,207
American National Group, Inc.	3,613	682,098
Amerisafe, Inc.	5,907	310,236
Aon PLC	62,536	17,287,452
Arch Capital Group Ltd. (a)	109,262	5,061,016
Argo Group International Holdings, Ltd. (b)	9,604	545,315
Arthur J. Gallagher & Co.	58,918	9,305,509
Assurant, Inc.	16,327	2,490,031
Assured Guaranty Ltd.	19,710	1,050,346
Axis Capital Holdings Ltd.	21,953	1,250,882
Brighthouse Financial, Inc. (a)	22,494	1,224,798
Brown & Brown, Inc.	67,150	4,450,702
BRP Group, Inc. (a)	15,340	468,177
Chubb Ltd.	122,302	24,127,739
Cincinnati Financial Corp.	42,327	4,987,390
CNO Financial Group, Inc.	34,976	872,301
eHealth, Inc. (a)	6,395	139,731
Employers Holdings, Inc.	8,870	346,817
Enstar Group Ltd. (a)	3,457	916,382
Erie Indemnity Co. Class A	6,969	1,282,993
Everest Re Group Ltd.	11,101	3,146,023
Fidelity National Financial, Inc.	80,436	4,049,953
First American Financial Corp.	31,095	2,316,888
Genworth Financial, Inc. Class A (a)	143,349	559,061
Globe Life, Inc.	26,599	2,721,078
GoHealth, Inc. (a)(b)	19,265	53,171
Goosehead Insurance (b)	5,747	566,539
Greenlight Capital Re, Ltd. (a)	6,458	46,756
Hanover Insurance Group, Inc.	9,975	1,376,151
Hartford Financial Services Group, Inc.	96,365	6,925,753
HCI Group, Inc.	2,402	163,024
Heritage Insurance Holdings, Inc.	5,941	37,012
Horace Mann Educators Corp.	10,799	410,470
James River Group Holdings Ltd.	10,815	306,281
Kemper Corp.	17,505	1,049,950
Kinsale Capital Group, Inc.	6,123	1,226,559
Lemonade, Inc. (a)(b)	11,091	354,136
Lincoln National Corp.	47,815	3,346,094
Loews Corp.	56,494	3,370,432
Markel Corp. (a)	3,950	4,869,323
Marsh & McLennan Companies, Inc.	142,914	21,957,307
MBIA, Inc. (a)(b)	12,552	171,586
Mercury General Corp.	7,529	411,535
MetLife, Inc.	203,690	13,659,451
National Western Life Group, Inc.	664	142,010
Old Republic International Corp.	79,750	2,043,993
Palomar Holdings, Inc. (a)	7,089	373,945
Primerica, Inc.	11,311	1,745,740
Principal Financial Group, Inc.	69,760	5,096,666
ProAssurance Corp.	15,146	362,898
Progressive Corp.	166,005	18,038,103
Prudential Financial, Inc.	107,082	11,947,139
Reinsurance Group of America, Inc.	18,997	2,181,426
RenaissanceRe Holdings Ltd.	12,967	2,038,023
RLI Corp.	11,408	1,195,330
Root, Inc. (a)(b)	23,853	47,945
Ryan Specialty Group Holdings, Inc. (b)	16,657	623,138
Safety Insurance Group, Inc.	3,639	299,599
Selective Insurance Group, Inc.	16,793	1,324,968
Selectquote, Inc. (a)(b)	33,790	249,708
Siriuspoint Ltd. (a)(b)	25,159	213,097
Stewart Information Services Corp.	7,463	533,082
The Travelers Companies, Inc.	70,131	11,654,370
Trean Insurance Group, Inc. (a)	4,901	39,551
Trupanion, Inc. (a)	9,790	932,498
United Fire Group, Inc.	6,415	159,990
Universal Insurance Holdings, Inc.	8,298	143,058
Unum Group	57,508	1,459,553
W.R. Berkley Corp.	39,853	3,367,579
White Mountains Insurance Group Ltd.	839	873,365
Willis Towers Watson PLC	35,477	8,300,199
		265,741,106
Mortgage Real Estate Investment Trusts - 0.2%
AG Mortgage Investment Trust, Inc.	3,260	34,295
AGNC Investment Corp.	151,357	2,253,706
Angel Oak Mortgage, Inc. (b)	2,575	44,007
Annaly Capital Management, Inc.	418,759	3,308,196
Apollo Commercial Real Estate Finance, Inc.	37,587	513,063
Arbor Realty Trust, Inc.	42,581	745,593
Ares Commercial Real Estate Corp.	14,498	212,976
Armour Residential REIT, Inc.	21,650	203,077
Blackstone Mortgage Trust, Inc.	47,030	1,477,683
BrightSpire Capital, Inc.	28,482	267,446
Broadmark Realty Capital, Inc.	40,095	376,091
Cherry Hill Mortgage Investment Corp.	4,889	39,650
Chimera Investment Corp.	66,563	965,164
Dynex Capital, Inc.	10,487	168,631
Ellington Financial LLC	14,132	251,126
Franklin BSP Realty Trust, Inc.	13,043	175,689
Granite Point Mortgage Trust, Inc.	14,174	171,505
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	24,274	1,006,886
Invesco Mortgage Capital, Inc.	91,848	246,153
KKR Real Estate Finance Trust, Inc. (b)	12,388	264,360
Ladder Capital Corp. Class A	31,085	369,601
MFA Financial, Inc.	123,268	570,731
New Residential Investment Corp.	131,304	1,398,388
New York Mortgage Trust, Inc.	96,656	362,460
Orchid Island Capital, Inc.	48,363	194,903
PennyMac Mortgage Investment Trust	30,506	543,617
Ready Capital Corp.	15,800	224,992
Redwood Trust, Inc.	33,616	414,485
Starwood Property Trust, Inc.	85,811	2,123,822
TPG RE Finance Trust, Inc.	16,894	213,202
Two Harbors Investment Corp.	98,145	564,334
Western Asset Mortgage Capital Corp.	21,468	46,800
		19,752,632
Thrifts & Mortgage Finance - 0.1%
Axos Financial, Inc. (a)	15,223	783,985
Blue Foundry Bancorp	9,232	135,526
Capitol Federal Financial, Inc.	37,390	416,151
Columbia Financial, Inc. (a)	11,387	241,063
Essent Group Ltd.	31,694	1,446,514
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	2,557	311,443
Flagstar Bancorp, Inc.	15,072	682,008
Kearny Financial Corp.	22,911	296,468
Merchants Bancorp	6,835	199,240
MGIC Investment Corp.	91,492	1,388,849
Mr. Cooper Group, Inc. (a)	20,807	835,401
New York Community Bancorp, Inc.	135,807	1,583,510
NMI Holdings, Inc. (a)	24,111	596,506
Northfield Bancorp, Inc.	10,186	160,531
Northwest Bancshares, Inc.	34,942	493,032
Ocwen Financial Corp. (a)	2,028	74,387
PennyMac Financial Services, Inc.	9,286	582,232
Premier Financial Corp.	10,612	316,768
Provident Financial Services, Inc.	21,201	512,428
Radian Group, Inc.	50,373	1,127,851
Rocket Companies, Inc. (b)	36,662	463,408
TFS Financial Corp.	11,563	200,965
Trustco Bank Corp., New York	4,688	158,923
Walker & Dunlop, Inc.	8,616	1,140,845
Washington Federal, Inc.	17,907	627,103
Waterstone Financial, Inc.	7,883	160,971
WSFS Financial Corp.	18,543	971,282
		15,907,390
TOTAL FINANCIALS		1,524,573,745
HEALTH CARE - 12.9%
Biotechnology - 2.3%
2seventy bio, Inc. (a)(b)	6,480	120,982
4D Molecular Therapeutics, Inc. (a)(b)	5,891	93,078
AbbVie, Inc.	502,492	68,786,130
Abeona Therapeutics, Inc. (a)(b)	11,891	3,035
ACADIA Pharmaceuticals, Inc. (a)	33,321	749,389
Adagio Therapeutics, Inc.	6,063	43,532
ADMA Biologics, Inc. (a)	57,340	83,143
Adverum Biotechnologies, Inc. (a)(b)	19,121	31,550
Aeglea BioTherapeutics, Inc. (a)(b)	12,230	52,589
Agenus, Inc. (a)	70,560	194,746
Agios Pharmaceuticals, Inc. (a)(b)	15,990	493,931
Akebia Therapeutics, Inc. (a)	43,141	85,851
Akero Therapeutics, Inc. (a)(b)	6,714	117,629
Akouos, Inc. (a)(b)	8,037	51,999
Alaunos Therapeutics, Inc. (a)(b)	52,188	56,363
Albireo Pharma, Inc. (a)(b)	5,289	150,684
Aldeyra Therapeutics, Inc. (a)	10,975	40,278
Alector, Inc. (a)(b)	16,233	257,455
Aligos Therapeutics, Inc. (a)(b)	5,684	18,132
Alkermes PLC (a)	44,642	1,138,371
Allakos, Inc. (a)	9,786	66,153
Allogene Therapeutics, Inc. (a)(b)	20,113	230,294
Allovir, Inc. (a)(b)	8,322	67,908
Alnylam Pharmaceuticals, Inc. (a)	34,052	4,685,555
Altimmune, Inc. (a)(b)	8,271	66,747
ALX Oncology Holdings, Inc. (a)(b)	5,646	90,336
Amgen, Inc.	160,748	36,512,301
Amicus Therapeutics, Inc. (a)(b)	71,460	672,439
AnaptysBio, Inc. (a)(b)	5,167	165,189
Anavex Life Sciences Corp. (a)(b)	22,280	291,422
Anika Therapeutics, Inc. (a)	3,908	124,274
Annexon, Inc. (a)(b)	7,426	55,695
Apellis Pharmaceuticals, Inc. (a)	22,919	922,948
Applied Genetic Technologies Corp. (a)(b)	10,973	21,397
Applied Molecular Transport, Inc. (a)(b)	5,664	53,355
Applied Therapeutics, Inc. (a)	4,011	12,354
Arbutus Biopharma Corp. (a)(b)	19,481	54,742
Arcturus Therapeutics Holdings, Inc. (a)(b)	6,139	160,412
Arcus Biosciences, Inc. (a)(b)	12,725	391,930
Arcutis Biotherapeutics, Inc. (a)	7,698	116,317
Ardelyx, Inc. (a)(b)	19,519	16,127
Arena Pharmaceuticals, Inc. (a)	17,537	1,613,053
Arrowhead Pharmaceuticals, Inc. (a)	29,250	1,543,230
Assembly Biosciences, Inc. (a)(b)	20,246	37,658
Atara Biotherapeutics, Inc. (a)	25,684	394,506
Athenex, Inc. (a)	15,684	15,998
Athersys, Inc. (a)(b)	75,990	75,230
Atreca, Inc. (a)(b)	5,317	11,272
Avalo Therapeutics, Inc. (a)	30,016	29,503
Avid Bioservices, Inc. (a)(b)	17,122	323,092
Avidity Biosciences, Inc. (a)(b)	11,375	189,053
Avita Medical, Inc. (a)	6,299	60,911
AVROBIO, Inc. (a)(b)	9,555	18,537
Beam Therapeutics, Inc. (a)(b)	12,915	893,847
BeyondSpring, Inc. (a)(b)	7,393	23,879
BioAtla, Inc. (a)	4,776	45,659
BioCryst Pharmaceuticals, Inc. (a)(b)	49,707	767,973
Biogen, Inc. (a)	41,896	9,468,496
Biohaven Pharmaceutical Holding Co. Ltd. (a)	16,610	2,206,971
BioMarin Pharmaceutical, Inc. (a)	53,363	4,729,563
BioXcel Therapeutics, Inc. (a)(b)	5,631	95,164
Black Diamond Therapeutics, Inc. (a)(b)	9,334	38,923
bluebird bio, Inc. (a)(b)	19,130	150,936
Blueprint Medicines Corp. (a)	16,764	1,292,504
Bolt Biotherapeutics, Inc. (b)	2,982	11,451
BrainStorm Cell Therpeutic, Inc. (a)(b)	6,944	21,665
BridgeBio Pharma, Inc. (a)(b)	30,200	298,074
Burning Rock Biotech Ltd. ADR (a)	12,605	113,445
C4 Therapeutics, Inc. (a)(b)	10,993	268,559
Calithera Biosciences, Inc. (a)	15,184	9,870
Capricor Therapeutics, Inc. (a)(b)	3,520	12,566
CareDx, Inc. (a)	15,498	647,816
Caribou Biosciences, Inc. (b)	6,462	69,337
Catalyst Biosciences, Inc. (a)	5,646	3,275
Catalyst Pharmaceutical Partners, Inc. (a)	27,352	157,548
Cel-Sci Corp. (a)(b)	10,115	61,095
Celldex Therapeutics, Inc. (a)	13,092	405,983
Century Therapeutics, Inc.	3,349	43,637
ChemoCentryx, Inc. (a)	13,176	354,303
Chimerix, Inc. (a)	17,176	98,075
Chinook Therapeutics, Inc. (a)(b)	11,621	149,911
Clene, Inc. (a)(b)	5,037	14,154
Clovis Oncology, Inc. (a)(b)	33,574	68,491
Codiak Biosciences, Inc. (a)	4,986	33,007
Coherus BioSciences, Inc. (a)(b)	18,249	225,558
Concert Pharmaceuticals, Inc. (a)	4,143	12,553
Corbus Pharmaceuticals Holdings, Inc. (a)	69,662	30,651
Cortexyme, Inc. (a)(b)	4,446	27,032
Crinetics Pharmaceuticals, Inc. (a)	11,567	218,501
Cue Biopharma, Inc. (a)(b)	8,332	61,573
Cullinan Oncology, Inc. (b)	6,717	90,545
Cyclerion Therapeutics, Inc. (a)	7,598	10,029
Cytokinetics, Inc. (a)(b)	23,102	766,755
CytomX Therapeutics, Inc. (a)	16,848	77,501
Day One Biopharmaceuticals, Inc. (a)	3,643	53,734
Deciphera Pharmaceuticals, Inc. (a)	10,887	91,777
Denali Therapeutics, Inc. (a)(b)	26,135	894,340
DermTech, Inc. (a)(b)	8,525	109,205
Dynavax Technologies Corp. (a)(b)	31,690	411,019
Dyne Therapeutics, Inc. (a)(b)	7,475	55,465
Eagle Pharmaceuticals, Inc. (a)	2,905	133,456
Editas Medicine, Inc. (a)(b)	18,686	355,781
Eiger Biopharmaceuticals, Inc. (a)(b)	7,379	31,877
Emergent BioSolutions, Inc. (a)	13,974	653,983
Enanta Pharmaceuticals, Inc. (a)	4,875	289,673
Epizyme, Inc. (a)	22,092	27,173
Erasca, Inc. (b)	6,305	74,714
Exact Sciences Corp. (a)	48,637	3,713,921
Exelixis, Inc. (a)	90,332	1,635,009
Fate Therapeutics, Inc. (a)(b)	22,754	944,519
FibroGen, Inc. (a)	25,149	379,498
Foghorn Therapeutics, Inc. (a)	4,943	76,023
Forma Therapeutics Holdings, Inc. (a)(b)	8,975	106,264
Fortress Biotech, Inc. (a)	20,440	42,720
Frequency Therapeutics, Inc. (a)(b)	10,524	56,514
G1 Therapeutics, Inc. (a)(b)	12,182	122,795
Generation Bio Co. (a)(b)	12,136	78,884
Geron Corp. (a)(b)	73,738	82,587
Gilead Sciences, Inc.	355,872	24,441,289
Global Blood Therapeutics, Inc. (a)	15,998	461,542
GlycoMimetics, Inc. (a)	6,172	7,345
Gossamer Bio, Inc. (a)	14,807	141,999
Graphite Bio, Inc. (b)	5,249	49,026
Gt Biopharma, Inc. (a)(b)	4,518	14,141
Halozyme Therapeutics, Inc. (a)(b)	40,416	1,398,798
Harpoon Therapeutics, Inc. (a)(b)	6,208	32,840
Heat Biologics, Inc. (a)(b)	4,327	12,635
Heron Therapeutics, Inc. (a)(b)	27,991	243,802
Homology Medicines, Inc. (a)(b)	11,181	41,593
Horizon Therapeutics PLC (a)	64,114	5,983,760
iBio, Inc. (a)(b)	52,622	25,185
Icosavax, Inc. (a)(b)	3,894	59,422
Ideaya Biosciences, Inc. (a)(b)	8,906	147,572
IGM Biosciences, Inc. (a)(b)	1,801	31,878
Imago BioSciences, Inc.	2,749	55,585
Immatics NV (a)(b)	8,843	89,226
Immuneering Corp. (b)	2,743	27,430
ImmunityBio, Inc. (a)(b)	18,844	109,672
ImmunoGen, Inc. (a)	52,112	294,433
Immunovant, Inc. (a)(b)	12,341	86,264
Incyte Corp. (a)	53,012	3,940,382
Inhibrx, Inc. (a)(b)	5,398	143,371
Inovio Pharmaceuticals, Inc. (a)(b)	56,267	232,945
Inozyme Pharma, Inc. (a)(b)	1,209	8,076
Insmed, Inc. (a)	32,601	739,391
Intellia Therapeutics, Inc. (a)	19,655	1,858,773
Intercept Pharmaceuticals, Inc. (a)(b)	6,898	113,058
Invitae Corp. (a)(b)	58,225	654,449
Ionis Pharmaceuticals, Inc. (a)	39,363	1,251,743
Iovance Biotherapeutics, Inc. (a)	38,391	639,210
Ironwood Pharmaceuticals, Inc. Class A (a)	48,499	540,764
iTeos Therapeutics, Inc. (a)	5,848	214,154
Iveric Bio, Inc. (a)(b)	28,259	393,930
Janux Therapeutics, Inc.	3,913	59,595
Jounce Therapeutics, Inc. (a)	10,317	77,171
Kalvista Pharmaceuticals, Inc. (a)	8,523	107,560
Karuna Therapeutics, Inc. (a)(b)	6,259	695,125
Karyopharm Therapeutics, Inc. (a)(b)	17,650	157,085
Keros Therapeutics, Inc. (a)(b)	3,650	169,251
Kiniksa Pharmaceuticals Ltd. (a)(b)	6,738	75,668
Kinnate Biopharma, Inc. (a)(b)	3,715	40,791
Kodiak Sciences, Inc. (a)(b)	9,357	549,256
Kronos Bio, Inc. (a)(b)	11,849	107,826
Krystal Biotech, Inc. (a)(b)	5,975	352,525
Kura Oncology, Inc. (a)(b)	19,346	272,585
Kymera Therapeutics, Inc. (a)(b)	9,481	398,202
Ligand Pharmaceuticals, Inc. Class B (a)(b)	4,747	591,619
Lineage Cell Therapeutics, Inc. (a)(b)	35,265	55,719
Macrogenics, Inc. (a)	14,164	174,925
Madrigal Pharmaceuticals, Inc. (a)(b)	3,500	201,530
Magenta Therapeutics, Inc. (a)(b)	10,707	35,012
MannKind Corp. (a)(b)	71,272	265,845
Matinas BioPharma Holdings, Inc. (a)	57,987	43,490
MediciNova, Inc. (a)(b)	13,071	31,632
MEI Pharma, Inc. (a)(b)	36,438	70,325
Mersana Therapeutics, Inc. (a)(b)	20,712	98,796
Mirati Therapeutics, Inc. (a)	14,044	1,675,449
Mirum Pharmaceuticals, Inc. (a)(b)	3,900	74,295
Moderna, Inc. (a)	100,309	16,985,323
Molecular Templates, Inc. (a)(b)	9,589	29,534
Monte Rosa Therapeutics, Inc.	3,844	48,665
Morphic Holding, Inc. (a)(b)	6,992	296,671
Mustang Bio, Inc. (a)	35,365	41,731
Myriad Genetics, Inc. (a)	21,896	575,646
Natera, Inc. (a)	25,100	1,773,315
Neoleukin Therapeutics, Inc. (a)	9,859	35,197
Neubase Therapeutics, Inc. (a)	3,796	5,770
Neurocrine Biosciences, Inc. (a)	27,362	2,162,145
NextCure, Inc. (a)(b)	6,405	35,676
Nkarta, Inc. (a)	4,061	40,245
Novavax, Inc. (a)(b)	21,283	1,994,217
Nurix Therapeutics, Inc. (a)	10,793	200,966
Nuvalent, Inc. Class A (a)(b)	3,175	42,831
Olema Pharmaceuticals, Inc. (a)(b)	7,969	51,241
Oncorus, Inc. (a)(b)	2,117	7,346
Opko Health, Inc. (a)(b)	116,850	365,741
ORIC Pharmaceuticals, Inc. (a)(b)	8,946	88,476
Ovid Therapeutics, Inc. (a)(b)	22,621	62,434
Oyster Point Pharma, Inc. (a)(b)	3,043	36,486
Palatin Technologies, Inc. (a)(b)	38,374	17,134
Passage Bio, Inc. (a)(b)	10,584	53,238
PDL BioPharma, Inc. (a)(c)	20,940	51,722
PMV Pharmaceuticals, Inc. (a)(b)	7,577	121,687
Poseida Therapeutics, Inc. (a)(b)	10,995	52,226
Praxis Precision Medicines, Inc. (a)(b)	9,597	142,611
Precigen, Inc. (a)(b)	28,484	73,489
Precision BioSciences, Inc. (a)	11,660	55,618
Prelude Therapeutics, Inc. (a)(b)	2,911	28,906
Protagonist Therapeutics, Inc. (a)	12,679	371,368
Prothena Corp. PLC (a)(b)	9,851	335,722
PTC Therapeutics, Inc. (a)	19,297	776,125
Puma Biotechnology, Inc. (a)(b)	8,302	20,423
Radius Health, Inc. (a)(b)	13,175	99,867
RAPT Therapeutics, Inc. (a)	5,487	118,629
Recro Pharma, Inc. (a)	2,879	4,434
Regeneron Pharmaceuticals, Inc. (a)	29,979	18,244,920
REGENXBIO, Inc. (a)(b)	10,074	265,954
Relay Therapeutics, Inc. (a)(b)	22,032	487,568
Repligen Corp. (a)	14,547	2,885,252
Replimune Group, Inc. (a)	7,391	146,564
Revolution Medicines, Inc. (a)(b)	16,805	361,644
Rhythm Pharmaceuticals, Inc. (a)(b)	11,573	85,756
Rigel Pharmaceuticals, Inc. (a)(b)	41,490	106,214
Rocket Pharmaceuticals, Inc. (a)(b)	12,137	201,960
Rubius Therapeutics, Inc. (a)(b)	10,823	73,055
Sage Therapeutics, Inc. (a)	14,091	555,467
Sangamo Therapeutics, Inc. (a)	32,464	195,758
Sarepta Therapeutics, Inc. (a)	24,688	1,766,920
Scholar Rock Holding Corp. (a)(b)	7,430	132,328
Seagen, Inc. (a)	38,798	5,218,719
Selecta Biosciences, Inc. (a)(b)	21,885	54,713
Seres Therapeutics, Inc. (a)	17,842	148,802
Sesen Bio, Inc. (a)	58,324	43,212
Shattuck Labs, Inc. (a)	7,975	55,107
Silverback Therapeutics, Inc. (a)	6,944	33,817
Sorrento Therapeutics, Inc. (a)(b)	90,267	311,421
Spectrum Pharmaceuticals, Inc. (a)	33,214	23,293
Spero Therapeutics, Inc. (a)(b)	8,169	96,966
Springworks Therapeutics, Inc. (a)(b)	7,585	422,333
Spruce Biosciences, Inc. (a)(b)	1,442	3,663
SQZ Biotechnologies Co. (a)(b)	4,437	35,585
Stoke Therapeutics, Inc. (a)	6,061	114,856
Sutro Biopharma, Inc. (a)(b)	12,878	137,537
Syndax Pharmaceuticals, Inc. (a)	12,285	200,737
Syros Pharmaceuticals, Inc. (a)(b)	14,802	29,308
T2 Biosystems, Inc. (a)(b)	28,899	12,138
Talaris Therapeutics, Inc. (a)(b)	2,286	21,557
Taysha Gene Therapies, Inc. (a)(b)	6,954	55,284
TCR2 Therapeutics, Inc. (a)	7,559	25,247
Tenaya Therapeutics, Inc. (a)(b)	4,291	51,149
TG Therapeutics, Inc. (a)	36,759	425,302
Travere Therapeutics, Inc. (a)	14,501	398,778
Trevena, Inc. (a)(b)	35,368	19,223
Turning Point Therapeutics, Inc. (a)	14,635	544,861
Twist Bioscience Corp. (a)(b)	13,679	812,806
Ultragenyx Pharmaceutical, Inc. (a)	19,708	1,378,180
uniQure B.V. (a)(b)	9,796	176,818
United Therapeutics Corp. (a)	13,021	2,628,549
UNITY Biotechnology, Inc. (a)	7,661	9,270
Vanda Pharmaceuticals, Inc. (a)	15,581	236,208
Vaxart, Inc. (a)(b)	34,445	170,503
Vaxcyte, Inc. (a)(b)	8,806	167,666
VBI Vaccines, Inc. (a)(b)	62,875	106,888
Veracyte, Inc. (a)	19,860	603,943
Verastem, Inc. (a)	56,724	86,788
Vericel Corp. (a)(b)	12,512	445,177
Vertex Pharmaceuticals, Inc. (a)	72,092	17,521,961
Verve Therapeutics, Inc.	4,301	123,955
Viking Therapeutics, Inc. (a)(b)	19,944	73,992
Vir Biotechnology, Inc. (a)	20,569	706,134
Vor Biopharma, Inc. (a)(b)	2,585	21,326
Voyager Therapeutics, Inc. (a)(b)	4,677	13,376
Xbiotech, Inc.	2,697	29,047
Xencor, Inc. (a)	16,068	552,257
Y-mAbs Therapeutics, Inc. (a)(b)	9,608	95,023
Zentalis Pharmaceuticals, Inc. (a)	10,196	581,988
		294,761,249
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	501,892	63,971,154
Abiomed, Inc. (a)	12,915	3,821,161
Accelerate Diagnostics, Inc. (a)(b)	10,826	36,051
Accuray, Inc. (a)	31,294	114,223
Acutus Medical, Inc. (a)	6,615	15,016
Align Technology, Inc. (a)	20,965	10,376,836
Alphatec Holdings, Inc. (a)(b)	19,560	202,250
Angiodynamics, Inc. (a)(b)	11,711	253,309
Artivion, Inc. (a)(b)	11,654	207,441
Aspira Women's Health, Inc. (a)(b)	14,536	17,589
Atricure, Inc. (a)	12,905	847,084
Atrion Corp.	412	249,429
Avanos Medical, Inc. (a)	14,338	433,868
AxoGen, Inc. (a)	10,622	92,518
Axonics Modulation Technologies, Inc. (a)	13,219	626,977
Baxter International, Inc.	142,129	12,143,502
Becton, Dickinson & Co.	81,540	20,722,576
BioLife Solutions, Inc. (a)	7,880	235,139
BioSig Technologies, Inc. (a)(b)	4,618	8,220
Bioventus, Inc. (b)	6,431	83,796
Boston Scientific Corp. (a)	405,333	17,388,786
Cardiovascular Systems, Inc. (a)	10,663	187,349
Cerus Corp. (a)	46,943	251,614
Co.-Diagnostics, Inc. (a)(b)	6,703	47,591
CONMED Corp. (b)	8,175	1,124,717
CryoPort, Inc. (a)(b)	13,157	549,568
Cutera, Inc. (a)	4,546	165,520
CytoSorbents Corp. (a)(b)	12,461	46,355
Dentsply Sirona, Inc.	61,602	3,290,779
DexCom, Inc. (a)	27,504	11,839,922
Eargo, Inc. (a)(b)	8,731	41,996
Edwards Lifesciences Corp. (a)	177,823	19,418,272
Envista Holdings Corp. (a)	46,034	1,990,510
Figs, Inc. Class A (a)(b)	10,552	237,209
Glaukos Corp. (a)	13,494	718,421
Globus Medical, Inc. (a)	22,500	1,501,425
Haemonetics Corp. (a)	14,809	716,015
Heska Corp. (a)	2,856	392,928
Hologic, Inc. (a)	71,766	5,040,844
ICU Medical, Inc. (a)	5,748	1,226,393
IDEXX Laboratories, Inc. (a)	24,230	12,291,879
Inari Medical, Inc. (a)	9,513	699,776
Inogen, Inc. (a)(b)	5,573	165,685
Insulet Corp. (a)	19,764	4,901,472
Integer Holdings Corp. (a)	9,492	744,268
Integra LifeSciences Holdings Corp. (a)	20,439	1,323,221
Intersect ENT, Inc. (a)	8,914	244,244
Intuitive Surgical, Inc. (a)	101,574	28,865,299
Invacare Corp. (a)	8,855	19,924
iRhythm Technologies, Inc. (a)	8,213	1,025,229
Lantheus Holdings, Inc. (a)	18,019	457,863
LeMaitre Vascular, Inc. (b)	5,503	232,832
LivaNova PLC (a)	14,876	1,117,336
Masimo Corp. (a)	14,516	3,191,633
Medtronic PLC	382,216	39,555,534
Meridian Bioscience, Inc. (a)	11,539	240,588
Merit Medical Systems, Inc. (a)	14,676	813,784
Mesa Laboratories, Inc.	1,549	440,427
Natus Medical, Inc. (a)	9,527	219,502
Neogen Corp. (a)	29,868	1,089,286
Nevro Corp. (a)	9,895	650,102
Novocure Ltd. (a)	25,049	1,719,614
NuVasive, Inc. (a)(b)	14,112	733,965
OraSure Technologies, Inc. (a)(b)	19,233	170,212
Ortho Clinical Diagnostics Holdings PLC	31,454	546,041
Orthofix International NV (a)	5,036	153,094
OrthoPediatrics Corp. (a)(b)	3,923	185,519
Outset Medical, Inc. (a)(b)	11,677	434,268
Penumbra, Inc. (a)	9,983	2,256,258
Pulmonx Corp. (a)(b)	9,477	230,765
Pulse Biosciences, Inc. (a)(b)	3,268	39,739
Quidel Corp. (a)	10,616	1,097,270
Quotient Ltd. (a)	24,935	40,395
Repro Medical Systems, Inc. (a)(b)	14,316	43,091
ResMed, Inc.	41,592	9,507,931
Retractable Technologies, Inc. (a)(b)	4,901	26,759
Seaspine Holdings Corp. (a)(b)	9,689	116,074
Shockwave Medical, Inc. (a)	9,907	1,436,218
SI-BONE, Inc. (a)(b)	7,854	154,724
Sientra, Inc. (a)(b)	13,822	38,840
Sight Sciences, Inc.	3,455	50,547
Silk Road Medical, Inc. (a)	10,049	329,708
SmileDirectClub, Inc. (a)(b)	28,595	73,203
Staar Surgical Co. (a)	13,170	957,722
STERIS PLC	28,416	6,376,550
Stryker Corp.	95,421	23,669,179
Surgalign Holdings, Inc. (a)(b)	26,747	18,455
SurModics, Inc. (a)	3,775	172,442
Tactile Systems Technology, Inc. (a)	5,822	91,813
Talis Biomedical Corp.	3,761	11,095
Tandem Diabetes Care, Inc. (a)	18,021	2,128,460
Teleflex, Inc.	13,520	4,193,769
The Cooper Companies, Inc.	14,022	5,584,963
TransMedics Group, Inc. (a)(b)	7,664	121,628
Vapotherm, Inc. (a)(b)	6,703	108,388
Varex Imaging Corp. (a)(b)	11,090	289,449
ViewRay, Inc. (a)	38,956	169,459
Zimmer Biomet Holdings, Inc.	59,431	7,311,202
Zynex, Inc.	5,748	45,524
		349,558,570
Health Care Providers & Services - 2.6%
1Life Healthcare, Inc. (a)(b)	48,712	543,626
Acadia Healthcare Co., Inc. (a)	25,181	1,325,780
Accolade, Inc. (a)	15,390	293,949
AdaptHealth Corp. (a)	28,474	538,159
Addus HomeCare Corp. (a)	4,587	366,180
Amedisys, Inc. (a)	9,146	1,235,625
AmerisourceBergen Corp.	42,303	5,761,669
AMN Healthcare Services, Inc. (a)	13,467	1,364,746
Anthem, Inc.	68,959	30,410,229
Apollo Medical Holdings, Inc. (a)(b)	10,389	534,826
Apria, Inc.	1,841	68,872
Brookdale Senior Living, Inc. (a)	54,977	290,828
Cardinal Health, Inc.	79,313	4,090,171
Castle Biosciences, Inc. (a)(b)	6,933	299,852
Centene Corp. (a)	165,390	12,860,758
Chemed Corp.	4,364	2,046,323
Cigna Corp.	94,406	21,756,807
Community Health Systems, Inc. (a)	34,864	442,424
Corvel Corp. (a)	2,545	448,225
Covetrus, Inc. (a)	29,352	530,391
Cross Country Healthcare, Inc. (a)	9,780	210,368
CVS Health Corp.	374,690	39,908,232
DaVita HealthCare Partners, Inc. (a)	18,406	1,994,658
Encompass Health Corp.	28,008	1,737,616
Fulgent Genetics, Inc. (a)(b)	5,329	340,363
Guardant Health, Inc. (a)	28,928	2,011,942
Hanger, Inc. (a)	9,811	177,873
HCA Holdings, Inc.	68,113	16,350,526
HealthEquity, Inc. (a)	23,545	1,258,245
Henry Schein, Inc. (a)	40,058	3,016,367
Humana, Inc.	36,588	14,360,790
InfuSystems Holdings, Inc. (a)(b)	4,576	69,098
Laboratory Corp. of America Holdings (a)	27,463	7,452,360
LHC Group, Inc. (a)	9,053	1,123,477
McKesson Corp.	43,544	11,178,616
MEDNAX, Inc. (a)(b)	24,419	597,045
Modivcare, Inc. (a)	3,293	381,757
Molina Healthcare, Inc. (a)	16,531	4,801,925
National Healthcare Corp.	3,866	252,836
National Research Corp. Class A	4,204	174,886
Ontrak, Inc. (a)(b)	1,526	5,280
Option Care Health, Inc. (a)	38,710	904,653
Owens & Minor, Inc.	21,125	889,151
Patterson Companies, Inc.	25,022	717,881
Pennant Group, Inc. (a)	8,815	146,505
PetIQ, Inc. Class A (a)(b)	7,858	160,618
Premier, Inc.	33,965	1,298,142
Progyny, Inc. (a)	19,414	786,267
Quest Diagnostics, Inc.	35,303	4,766,611
R1 RCM, Inc. (a)	37,289	886,732
RadNet, Inc. (a)	12,376	318,682
Select Medical Holdings Corp.	29,445	684,007
Surgery Partners, Inc. (a)	10,136	432,503
Tenet Healthcare Corp. (a)	30,832	2,285,268
The Ensign Group, Inc.	14,676	1,107,011
The Joint Corp. (a)	3,980	215,079
Tivity Health, Inc. (a)	11,917	303,168
Triple-S Management Corp. (a)	6,405	230,516
U.S. Physical Therapy, Inc.	3,599	348,275
UnitedHealth Group, Inc.	267,320	126,327,412
Universal Health Services, Inc. Class B	20,619	2,681,707
		338,103,888
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	35,623	720,297
American Well Corp. (a)(b)	60,480	286,070
Cerner Corp.	83,893	7,651,042
Certara, Inc. (a)(b)	29,479	787,974
Change Healthcare, Inc. (a)	70,309	1,383,681
Computer Programs & Systems, Inc. (a)(b)	5,009	141,855
Doximity, Inc.	13,801	628,912
Evolent Health, Inc. (a)	23,175	549,479
GoodRx Holdings, Inc. (a)(b)	17,695	424,857
Health Catalyst, Inc. (a)(b)	15,813	472,018
HealthStream, Inc. (a)	6,416	156,230
iCAD, Inc. (a)	5,426	30,331
Inspire Medical Systems, Inc. (a)	7,801	1,726,283
Nextgen Healthcare, Inc. (a)	16,318	315,101
Omnicell, Inc. (a)	12,451	1,869,393
OptimizeRx Corp. (a)	5,200	233,636
Phreesia, Inc. (a)	14,605	455,530
Schrodinger, Inc. (a)	14,035	397,892
Simulations Plus, Inc.	4,178	177,649
Tabula Rasa HealthCare, Inc. (a)(b)	5,664	61,115
Teladoc Health, Inc. (a)(b)	45,224	3,469,133
Veeva Systems, Inc. Class A (a)	39,595	9,365,801
Vocera Communications, Inc. (a)	9,690	765,607
		32,069,886
Life Sciences Tools & Services - 1.7%
10X Genomics, Inc. (a)	25,852	2,488,772
Adaptive Biotechnologies Corp. (a)	31,196	544,058
Agilent Technologies, Inc.	85,835	11,958,532
Alpha Teknova, Inc.	2,129	33,596
Avantor, Inc. (a)	172,939	6,455,813
Bio-Rad Laboratories, Inc. Class A (a)	6,149	3,687,740
Bio-Techne Corp.	11,112	4,182,668
Bruker Corp.	29,057	1,935,196
Charles River Laboratories International, Inc. (a)	14,352	4,732,716
ChromaDex, Inc. (a)(b)	12,689	35,656
Codexis, Inc. (a)	16,039	328,800
Danaher Corp.	180,663	51,631,679
Fluidigm Corp. (a)(b)	20,426	66,793
Frontage Holdings Corp. (a)(d)	190,000	91,760
Illumina, Inc. (a)	44,511	15,526,327
IQVIA Holdings, Inc. (a)	54,497	13,346,315
Maravai LifeSciences Holdings, Inc. (a)	31,156	901,032
Medpace Holdings, Inc. (a)	8,103	1,437,958
Mettler-Toledo International, Inc. (a)	6,509	9,585,674
Nanostring Technologies, Inc. (a)	12,336	428,306
NeoGenomics, Inc. (a)	35,585	802,086
Pacific Biosciences of California, Inc. (a)(b)	63,142	705,928
PerkinElmer, Inc.	35,961	6,191,405
Personalis, Inc. (a)	10,370	118,114
Quanterix Corp. (a)	9,626	293,015
Seer, Inc. (a)(b)	9,368	147,359
Sotera Health Co. (a)	26,667	573,607
Syneos Health, Inc. (a)	29,308	2,654,132
Thermo Fisher Scientific, Inc.	111,854	65,020,730
Waters Corp. (a)	17,244	5,520,149
West Pharmaceutical Services, Inc.	21,236	8,350,420
		219,776,336
Pharmaceuticals - 3.3%
AcelRx Pharmaceuticals, Inc. (a)(b)	18,538	8,909
Aerie Pharmaceuticals, Inc. (a)(b)	12,944	95,268
Agile Therapeutics, Inc. (a)(b)	14,594	5,093
Amneal Pharmaceuticals, Inc. (a)(b)	31,218	138,296
Amphastar Pharmaceuticals, Inc. (a)	11,558	266,874
Ampio Pharmaceuticals, Inc. (a)(b)	42,328	21,909
ANI Pharmaceuticals, Inc. (a)(b)	2,953	119,360
Antares Pharma, Inc. (a)	44,966	151,535
Aquestive Therapeutics, Inc. (a)(b)	7,179	19,527
Arvinas Holding Co. LLC (a)	12,718	909,210
Athira Pharma, Inc. (a)(b)	10,098	104,009
Axsome Therapeutics, Inc. (a)(b)	8,492	233,020
Aytu BioScience, Inc. (a)(b)	9,771	12,800
Biodelivery Sciences International, Inc. (a)	31,287	114,510
Bristol-Myers Squibb Co.	630,981	40,944,357
Cara Therapeutics, Inc. (a)	11,386	131,850
Catalent, Inc. (a)	49,581	5,152,953
Collegium Pharmaceutical, Inc. (a)(b)	10,399	185,622
Corcept Therapeutics, Inc. (a)(b)	27,122	509,080
CorMedix, Inc. (a)(b)	14,180	59,981
CymaBay Therapeutics, Inc. (a)	21,758	64,839
Durect Corp. (a)(b)	85,861	64,988
Elanco Animal Health, Inc. (a)	134,096	3,491,860
Eli Lilly & Co.	225,516	55,339,371
Endo International PLC (a)	64,956	207,210
Esperion Therapeutics, Inc. (a)	19,401	83,230
Evofem Biosciences, Inc. (a)(b)	15,813	7,146
Evolus, Inc. (a)(b)	10,477	77,739
Fulcrum Therapeutics, Inc. (a)	7,518	91,419
Innoviva, Inc. (a)	17,729	284,196
Intra-Cellular Therapies, Inc. (a)	21,282	1,010,682
Jazz Pharmaceuticals PLC (a)	17,306	2,403,976
Johnson & Johnson	747,424	128,773,681
Kala Pharmaceuticals, Inc. (a)(b)	8,813	7,797
Lannett Co., Inc. (a)(b)	8,822	13,498
Liquidia Technologies, Inc. (a)	13,701	77,548
Marinus Pharmaceuticals, Inc. (a)(b)	8,111	82,732
Merck & Co., Inc.	717,411	58,454,648
Nektar Therapeutics (a)	53,907	599,446
NGM Biopharmaceuticals, Inc. (a)(b)	10,007	158,211
Ocular Therapeutix, Inc. (a)(b)	20,980	118,747
Omeros Corp. (a)(b)	19,278	115,668
OptiNose, Inc. (a)(b)	7,197	16,553
Organon & Co.	72,319	2,307,699
Pacira Biosciences, Inc. (a)	12,628	792,660
Paratek Pharmaceuticals, Inc. (a)(b)	11,958	48,430
Perrigo Co. PLC	37,351	1,421,953
Pfizer, Inc.	1,594,427	84,010,359
Phathom Pharmaceuticals, Inc. (a)(b)	4,790	80,472
Phibro Animal Health Corp. Class A (b)	6,283	121,262
Pliant Therapeutics, Inc. (a)	6,745	79,119
Prestige Brands Holdings, Inc. (a)	13,713	774,099
Provention Bio, Inc. (a)(b)	13,480	72,253
Rani Therapeutics Holdings, Inc. (b)	2,055	42,600
Reata Pharmaceuticals, Inc. (a)(b)	7,235	203,448
Relmada Therapeutics, Inc. (a)(b)	7,801	143,460
Revance Therapeutics, Inc. (a)	18,911	252,084
Royalty Pharma PLC	100,409	4,017,364
SIGA Technologies, Inc. (a)	9,940	64,709
Supernus Pharmaceuticals, Inc. (a)(b)	14,571	449,515
Tarsus Pharmaceuticals, Inc. (a)(b)	1,353	27,155
TherapeuticsMD, Inc. (a)(b)	85,018	25,803
Theravance Biopharma, Inc. (a)	13,276	120,944
Tricida, Inc. (a)(b)	7,472	75,841
Viatris, Inc.	343,056	5,135,548
Vyne Therapeutics, Inc. (a)(b)	13,159	8,176
WAVE Life Sciences (a)	13,515	29,598
Xeris Biopharma Holdings, Inc. (a)(b)	34,104	71,959
Xeris Biopharma Holdings, Inc. rights (a)(c)	8,992	1,629
Zoetis, Inc. Class A	134,631	26,897,927
Zogenix, Inc. (a)	14,258	370,851
Zynerba Pharmaceuticals, Inc. (a)(b)	23,536	61,429
		428,437,694
TOTAL HEALTH CARE		1,662,707,623
INDUSTRIALS - 8.7%
Aerospace & Defense - 1.4%
AAR Corp. (a)	9,674	389,572
Aerojet Rocketdyne Holdings, Inc.	21,316	822,584
AeroVironment, Inc. (a)	6,679	380,169
Astronics Corp. (a)	7,109	85,521
Axon Enterprise, Inc. (a)	18,658	2,610,814
BWX Technologies, Inc.	26,080	1,160,821
Byrna Technologies, Inc. (a)(b)	4,506	49,160
Curtiss-Wright Corp.	11,374	1,510,353
Ducommun, Inc. (a)	3,558	155,663
General Dynamics Corp.	65,647	13,923,729
HEICO Corp. (b)	12,204	1,664,504
HEICO Corp. Class A	20,931	2,296,131
Hexcel Corp.	24,128	1,258,758
Howmet Aerospace, Inc.	109,344	3,399,505
Huntington Ingalls Industries, Inc.	11,219	2,100,197
Kaman Corp.	7,176	286,825
Kratos Defense & Security Solutions, Inc. (a)	37,894	635,103
L3Harris Technologies, Inc.	55,757	11,669,383
Lockheed Martin Corp.	69,599	27,083,059
Maxar Technologies, Inc. (b)	19,646	510,992
Mercury Systems, Inc. (a)	16,021	911,915
Moog, Inc. Class A	8,133	620,060
National Presto Industries, Inc.	1,402	115,315
Northrop Grumman Corp.	42,259	15,631,604
PAE, Inc. (a)	17,155	171,722
Park Aerospace Corp. (b)	4,440	60,073
Parsons Corp. (a)	7,385	224,873
Raytheon Technologies Corp.	425,002	38,330,930
Spirit AeroSystems Holdings, Inc. Class A	29,489	1,292,503
Textron, Inc.	63,770	4,340,186
The Boeing Co. (a)	157,439	31,525,585
TransDigm Group, Inc. (a)	14,973	9,226,213
Triumph Group, Inc. (a)	17,105	311,653
Vectrus, Inc. (a)	3,093	142,309
Virgin Galactic Holdings, Inc. (a)(b)	50,508	464,674
		175,362,458
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	16,568	444,851
Atlas Air Worldwide Holdings, Inc. (a)	7,321	588,096
C.H. Robinson Worldwide, Inc.	36,733	3,844,108
Expeditors International of Washington, Inc.	47,940	5,488,171
FedEx Corp.	69,595	17,110,627
Forward Air Corp.	7,690	817,447
GXO Logistics, Inc. (a)	27,882	2,264,297
Hub Group, Inc. Class A (a)	9,893	749,098
United Parcel Service, Inc. Class B	206,970	41,851,404
		73,158,099
Airlines - 0.2%
Alaska Air Group, Inc. (a)	35,252	1,929,694
Allegiant Travel Co. (a)	4,203	750,908
American Airlines Group, Inc. (a)(b)	182,953	3,013,236
Delta Air Lines, Inc. (a)	184,102	7,307,008
Hawaiian Holdings, Inc. (a)	14,122	241,486
JetBlue Airways Corp. (a)	90,782	1,328,141
Mesa Air Group, Inc. (a)	12,486	62,430
SkyWest, Inc. (a)	13,504	515,178
Southwest Airlines Co. (a)	168,073	7,522,947
Spirit Airlines, Inc. (a)	31,161	669,027
United Airlines Holdings, Inc. (a)	91,270	3,913,658
		27,253,713
Building Products - 0.6%
A.O. Smith Corp.	37,661	2,878,054
AAON, Inc.	11,679	750,376
Advanced Drain Systems, Inc.	15,896	1,797,679
Allegion PLC	25,425	3,120,410
Alpha PRO Tech Ltd. (a)(b)	2,269	10,574
American Woodmark Corp. (a)	5,011	300,309
Apogee Enterprises, Inc.	7,502	334,964
Armstrong World Industries, Inc.	13,145	1,301,618
Builders FirstSource, Inc. (a)	54,575	3,710,554
Carlisle Companies, Inc.	15,251	3,407,683
Carrier Global Corp.	245,590	11,709,731
Cornerstone Building Brands, Inc. (a)	14,764	217,769
CSW Industrials, Inc.	4,258	472,638
Fortune Brands Home & Security, Inc.	38,399	3,616,034
Gibraltar Industries, Inc. (a)	9,456	518,189
Griffon Corp.	13,634	305,265
Insteel Industries, Inc. (b)	5,691	215,291
Jeld-Wen Holding, Inc. (a)	25,491	601,588
Johnson Controls International PLC	202,198	14,693,729
Lennox International, Inc.	9,547	2,707,720
Masco Corp.	68,977	4,368,313
Masonite International Corp. (a)	6,593	654,289
Owens Corning	28,661	2,542,231
PGT Innovations, Inc. (a)(b)	16,842	319,830
Quanex Building Products Corp. (b)	8,827	192,340
Resideo Technologies, Inc. (a)	40,932	1,014,295
Simpson Manufacturing Co. Ltd.	12,151	1,370,511
The AZEK Co., Inc. (a)	32,658	1,078,694
Trane Technologies PLC	67,300	11,649,630
Trex Co., Inc. (a)	32,881	3,007,625
UFP Industries, Inc.	17,624	1,407,453
Zurn Water Solutions Corp.	33,606	1,026,327
		81,301,713
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	19,254	802,699
ACCO Brands Corp.	23,771	193,496
ADT, Inc.	42,586	323,228
Brady Corp. Class A	14,850	771,012
BrightView Holdings, Inc. (a)	14,943	198,294
Casella Waste Systems, Inc. Class A (a)	14,361	1,091,149
Cimpress PLC (a)	5,524	371,323
Cintas Corp.	25,002	9,789,033
Clean Harbors, Inc. (a)	14,142	1,308,842
Copart, Inc. (a)	60,789	7,856,978
CoreCivic, Inc. (a)	32,563	329,212
Deluxe Corp.	11,281	339,558
Driven Brands Holdings, Inc.	14,726	416,010
Ennis, Inc.	7,173	135,785
Harsco Corp. (a)(b)	21,871	343,375
Healthcare Services Group, Inc.	20,577	374,296
HNI Corp.	12,862	539,432
IAA, Inc. (a)	38,055	1,747,866
Interface, Inc.	16,649	220,766
KAR Auction Services, Inc. (a)	36,388	517,437
Kimball International, Inc. Class B	8,354	82,036
Matthews International Corp. Class A	8,731	306,633
Millerknoll, Inc.	20,842	804,918
Montrose Environmental Group, Inc. (a)	7,727	353,665
MSA Safety, Inc.	10,262	1,409,999
Pitney Bowes, Inc.	51,633	318,059
R.R. Donnelley & Sons Co. (a)	19,555	215,496
Republic Services, Inc.	59,440	7,588,110
Rollins, Inc.	64,898	2,002,103
SP Plus Corp. (a)	6,961	196,161
Steelcase, Inc. Class A	27,507	339,436
Stericycle, Inc. (a)	25,509	1,498,399
Team, Inc. (a)	6,445	4,595
Tetra Tech, Inc.	15,193	2,114,714
The Brink's Co.	13,902	970,082
U.S. Ecology, Inc. (a)	9,474	270,767
UniFirst Corp.	4,255	808,833
Viad Corp. (a)	6,018	226,698
Waste Management, Inc.	109,065	16,407,739
		63,588,234
Construction & Engineering - 0.2%
AECOM	41,418	2,863,226
Ameresco, Inc. Class A (a)(b)	8,599	435,195
API Group Corp. (a)	56,094	1,250,896
Arcosa, Inc.	13,490	629,443
Argan, Inc.	4,133	153,541
Comfort Systems U.S.A., Inc.	10,240	919,347
Construction Partners, Inc. Class A (a)	10,337	271,243
Dycom Industries, Inc. (a)	8,397	707,783
EMCOR Group, Inc.	14,973	1,784,931
Fluor Corp. (a)(b)	39,533	831,774
Granite Construction, Inc. (b)	12,157	437,409
Great Lakes Dredge & Dock Corp. (a)	17,187	235,290
IES Holdings, Inc. (a)	2,725	134,343
INNOVATE Corp. (a)(b)	15,365	60,384
MasTec, Inc. (a)	16,003	1,378,338
Matrix Service Co. (a)	6,450	46,827
MYR Group, Inc. (a)	5,045	474,381
NV5 Global, Inc. (a)(b)	3,290	344,101
Primoris Services Corp.	15,166	390,070
Quanta Services, Inc.	41,148	4,226,723
Sterling Construction Co., Inc. (a)(b)	7,672	194,946
Tutor Perini Corp. (a)	9,717	115,632
Valmont Industries, Inc.	5,936	1,289,477
Willscot Mobile Mini Holdings (a)	63,344	2,346,262
		21,521,562
Electrical Equipment - 0.6%
Acuity Brands, Inc.	9,911	1,898,254
American Superconductor Corp. (a)(b)	9,005	73,841
AMETEK, Inc.	65,638	8,977,309
Array Technologies, Inc. (a)	32,725	344,922
Atkore, Inc. (a)	12,910	1,391,440
AZZ, Inc.	7,002	333,155
Blink Charging Co. (a)(b)	9,992	208,933
Bloom Energy Corp. Class A (a)(b)	42,035	633,888
Eaton Corp. PLC	113,764	18,023,631
Emerson Electric Co.	170,488	15,676,372
Encore Wire Corp.	5,839	657,997
Energous Corp. (a)(b)	41,860	49,395
EnerSys	12,274	919,691
FuelCell Energy, Inc. (a)(b)	104,384	442,588
Generac Holdings, Inc. (a)	17,852	5,041,048
GrafTech International Ltd.	55,199	578,486
Hubbell, Inc. Class B	15,368	2,878,273
nVent Electric PLC	47,086	1,628,705
Orion Energy Systems, Inc. (a)	11,589	37,317
Plug Power, Inc. (a)(b)	147,150	3,218,171
Powell Industries, Inc.	3,022	90,237
Regal Rexnord Corp.	19,056	3,019,995
Rockwell Automation, Inc.	32,876	9,508,397
Sensata Technologies, Inc. PLC (a)	45,075	2,585,502
Shoals Technologies Group, Inc. (b)	29,338	494,639
Sunrun, Inc. (a)	58,447	1,515,531
Thermon Group Holdings, Inc. (a)	8,925	153,064
TPI Composites, Inc. (a)	10,175	122,812
Vertiv Holdings Co.	85,763	1,789,016
Vicor Corp. (a)	5,999	565,886
		82,858,495
Industrial Conglomerates - 0.9%
3M Co.	163,810	27,195,736
General Electric Co.	312,700	29,543,896
Honeywell International, Inc.	195,637	40,003,854
Roper Technologies, Inc.	30,178	13,192,614
		109,936,100
Machinery - 1.8%
AGCO Corp.	17,357	2,034,240
Alamo Group, Inc.	2,663	375,084
Albany International Corp. Class A	9,129	764,189
Allison Transmission Holdings, Inc.	28,963	1,100,304
Altra Industrial Motion Corp.	18,326	884,779
Astec Industries, Inc.	6,686	423,157
Barnes Group, Inc.	13,602	614,402
Blue Bird Corp. (a)	3,746	58,100
Caterpillar, Inc.	153,791	30,998,114
Chart Industries, Inc. (a)	10,007	1,219,553
CIRCOR International, Inc. (a)	6,361	176,645
Colfax Corp. (a)(b)	38,642	1,588,959
Columbus McKinnon Corp. (NY Shares)	7,808	337,930
Crane Co.	13,961	1,445,103
Cummins, Inc.	41,050	9,067,124
Deere & Co.	80,162	30,172,977
Donaldson Co., Inc.	35,068	1,951,885
Douglas Dynamics, Inc.	6,296	229,993
Dover Corp.	41,245	7,007,938
Energy Recovery, Inc. (a)(b)	11,033	216,026
Enerpac Tool Group Corp. Class A (b)	17,708	316,088
EnPro Industries, Inc.	5,855	614,892
ESCO Technologies, Inc.	7,498	598,190
Evoqua Water Technologies Corp. (a)	33,497	1,356,629
Federal Signal Corp.	17,751	692,644
Flowserve Corp.	36,367	1,186,292
Fortive Corp.	101,639	7,169,615
Franklin Electric Co., Inc.	10,806	937,961
Gorman-Rupp Co.	6,565	263,322
Graco, Inc.	48,236	3,500,004
Helios Technologies, Inc.	9,040	692,735
Hillenbrand, Inc.	20,593	957,163
Hydrofarm Holdings Group, Inc. (a)(b)	9,803	192,237
Hyster-Yale Materials Handling Class A	2,834	127,218
IDEX Corp.	21,456	4,622,481
Illinois Tool Works, Inc.	80,806	18,902,140
Ingersoll Rand, Inc.	115,889	6,514,121
ITT, Inc.	24,052	2,210,860
John Bean Technologies Corp.	9,092	1,227,420
Kadant, Inc.	3,200	668,736
Kennametal, Inc.	24,389	843,128
Lincoln Electric Holdings, Inc.	16,599	2,122,016
Lindsay Corp.	3,251	410,439
Manitowoc Co., Inc. (a)	9,559	174,452
Meritor, Inc. (a)	18,769	432,625
Middleby Corp. (a)	15,710	2,909,492
Miller Industries, Inc.	3,392	106,746
Mueller Industries, Inc.	16,000	826,560
Mueller Water Products, Inc. Class A	45,761	588,029
Nikola Corp. (a)(b)	55,627	446,685
NN, Inc. (a)(b)	12,576	47,915
Nordson Corp.	15,240	3,543,910
Omega Flex, Inc. (b)	816	115,839
Oshkosh Corp.	19,641	2,235,342
Otis Worldwide Corp.	121,038	10,340,276
PACCAR, Inc.	98,308	9,141,661
Parker Hannifin Corp.	36,588	11,342,646
Pentair PLC	46,944	2,990,333
Proto Labs, Inc. (a)	8,345	418,752
RBC Bearings, Inc. (a)	8,187	1,477,508
REV Group, Inc. (b)	9,672	129,895
Snap-On, Inc.	15,200	3,165,400
SPX Corp. (a)	12,293	641,449
SPX Flow, Inc.	11,913	1,026,901
Standex International Corp.	3,196	317,523
Stanley Black & Decker, Inc.	46,326	8,090,836
Tennant Co.	5,079	391,946
Terex Corp. (b)	20,092	838,238
The Greenbrier Companies, Inc.	9,426	380,433
The Shyft Group, Inc.	9,063	380,102
Timken Co.	19,437	1,298,392
Toro Co.	30,068	2,903,967
Trinity Industries, Inc. (b)	23,776	683,084
Wabash National Corp.	14,941	293,142
Watts Water Technologies, Inc. Class A	7,751	1,187,531
Welbilt, Inc. (a)	35,868	851,865
Westinghouse Air Brake Tech Co.	52,931	4,705,566
Woodward, Inc.	17,838	1,966,996
Xylem, Inc.	50,974	5,353,289
		228,538,159
Marine - 0.0%
Genco Shipping & Trading Ltd.	10,065	156,611
Kirby Corp. (a)	16,740	1,091,113
Matson, Inc.	11,999	1,171,822
		2,419,546
Professional Services - 0.6%
Acacia Research Corp. (a)	13,401	60,305
ASGN, Inc. (a)	14,648	1,682,616
Barrett Business Services, Inc.	2,080	133,120
Booz Allen Hamilton Holding Corp. Class A	37,719	2,894,179
CACI International, Inc. Class A (a)	6,512	1,611,460
CBIZ, Inc. (a)	14,274	551,405
CoStar Group, Inc. (a)	113,040	7,930,886
CRA International, Inc.	2,035	173,097
Dun & Bradstreet Holdings, Inc. (a)	42,438	851,306
Equifax, Inc.	34,708	8,321,590
Exponent, Inc.	14,617	1,388,323
First Advantage Corp.	11,906	201,450
Forrester Research, Inc. (a)	3,280	180,466
Franklin Covey Co. (a)	3,703	173,337
FTI Consulting, Inc. (a)	9,643	1,406,046
Heidrick & Struggles International, Inc.	5,522	241,698
Huron Consulting Group, Inc. (a)	6,241	275,353
ICF International, Inc.	4,768	450,052
IHS Markit Ltd.	113,738	13,283,461
Insperity, Inc.	9,978	1,072,934
Jacobs Engineering Group, Inc.	36,848	4,796,873
KBR, Inc.	39,805	1,727,537
Kelly Services, Inc. Class A (non-vtg.)	10,915	186,428
Kforce, Inc.	5,520	379,058
Korn Ferry	15,242	1,011,764
Leidos Holdings, Inc.	39,517	3,534,796
Manpower, Inc.	15,205	1,594,548
ManTech International Corp. Class A	7,812	564,339
Nielsen Holdings PLC	100,439	1,894,280
Resources Connection, Inc.	8,286	144,425
Robert Half International, Inc.	31,618	3,581,055
Science Applications International Corp.	15,991	1,311,742
TransUnion Holding Co., Inc.	54,716	5,642,314
TriNet Group, Inc. (a)	11,720	998,544
TrueBlue, Inc. (a)	10,238	272,331
Upwork, Inc. (a)	34,185	929,832
Verisk Analytics, Inc.	46,244	9,069,836
Willdan Group, Inc. (a)(b)	3,139	98,753
		80,621,539
Road & Rail - 1.0%
AMERCO	2,778	1,691,663
ArcBest Corp.	7,388	653,395
Avis Budget Group, Inc. (a)	11,272	1,985,901
Covenant Transport Group, Inc. Class A	2,670	57,992
CSX Corp.	630,033	21,559,729
Daseke, Inc. (a)	17,198	192,274
Heartland Express, Inc.	11,794	176,438
J.B. Hunt Transport Services, Inc.	24,115	4,643,102
Knight-Swift Transportation Holdings, Inc. Class A	46,926	2,655,073
Landstar System, Inc.	10,729	1,716,640
Lyft, Inc. (a)	83,275	3,207,753
Marten Transport Ltd.	15,872	264,904
Norfolk Southern Corp.	69,153	18,808,924
Old Dominion Freight Lines, Inc.	26,486	7,996,918
Ryder System, Inc.	15,280	1,118,343
Saia, Inc. (a)	7,555	2,147,735
Schneider National, Inc. Class B	10,003	256,077
U.S. Xpress Enterprises, Inc. (a)(b)	5,641	25,441
Uber Technologies, Inc. (a)	473,302	17,701,495
Union Pacific Corp.	182,282	44,577,063
Werner Enterprises, Inc.	17,447	777,962
XPO Logistics, Inc. (a)	27,893	1,845,680
Yellow Corp. (a)	12,048	125,781
		134,186,283
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	29,803	1,186,457
Applied Industrial Technologies, Inc.	10,986	1,076,408
Beacon Roofing Supply, Inc. (a)	16,041	880,170
BlueLinx Corp. (a)	2,665	190,921
Boise Cascade Co.	11,305	793,837
Core & Main, Inc. (b)	10,641	255,916
DXP Enterprises, Inc. (a)	5,268	150,401
Fastenal Co.	163,142	9,246,889
GATX Corp.	10,348	1,080,849
Global Industrial Co.	4,086	142,847
GMS, Inc. (a)	12,542	641,900
H&E Equipment Services, Inc.	8,754	364,429
Herc Holdings, Inc.	6,944	1,114,165
McGrath RentCorp.	6,555	499,557
MRC Global, Inc. (a)	20,236	149,949
MSC Industrial Direct Co., Inc. Class A	13,226	1,079,771
NOW, Inc. (a)	32,056	284,978
Rush Enterprises, Inc. Class A	11,891	628,083
SiteOne Landscape Supply, Inc. (a)	12,729	2,292,747
Textainer Group Holdings Ltd.	12,899	474,425
Titan Machinery, Inc. (a)	5,672	174,698
Triton International Ltd.	18,686	1,129,008
United Rentals, Inc. (a)	20,581	6,588,390
Univar, Inc. (a)	47,878	1,268,767
Veritiv Corp. (a)	3,903	363,291
W.W. Grainger, Inc.	12,401	6,139,859
Watsco, Inc.	9,396	2,654,934
WESCO International, Inc. (a)	12,407	1,512,289
		42,365,935
TOTAL INDUSTRIALS		1,123,111,836
INFORMATION TECHNOLOGY - 27.7%
Communications Equipment - 0.8%
ADTRAN, Inc.	13,394	257,299
Applied Optoelectronics, Inc. (a)(b)	10,595	43,440
Arista Networks, Inc. (a)	63,838	7,935,702
CalAmp Corp. (a)	15,129	89,866
Calix, Inc. (a)	15,372	772,904
Casa Systems, Inc. (a)	7,990	35,396
Ciena Corp. (a)	43,928	2,912,866
Cisco Systems, Inc.	1,197,281	66,652,633
Clearfield, Inc. (a)	3,321	214,105
CommScope Holding Co., Inc. (a)	55,317	519,427
Comtech Telecommunications Corp.	7,652	155,565
Digi International, Inc. (a)	9,950	222,283
Extreme Networks, Inc. (a)	34,921	443,147
F5, Inc. (a)	17,320	3,595,978
Harmonic, Inc. (a)	29,651	319,045
Infinera Corp. (a)(b)	56,809	478,332
Inseego Corp. (a)(b)	23,098	105,327
Juniper Networks, Inc.	91,795	3,196,302
Lumentum Holdings, Inc. (a)	20,494	2,079,731
Motorola Solutions, Inc.	48,136	11,164,664
NETGEAR, Inc. (a)(b)	9,303	257,414
NetScout Systems, Inc. (a)	19,852	626,331
Ondas Holdings, Inc. (a)(b)	7,374	36,796
Plantronics, Inc. (a)(b)	11,424	304,450
Resonant, Inc. (a)(b)	19,607	28,626
Ribbon Communications, Inc. (a)	34,254	154,143
ViaSat, Inc. (a)(b)	20,924	921,074
Viavi Solutions, Inc. (a)	67,872	1,117,173
		104,640,019
Electronic Equipment & Components - 0.8%
908 Devices, Inc. (a)	3,841	60,765
Advanced Energy Industries, Inc.	10,736	925,228
Airgain, Inc. (a)	2,184	20,857
Akoustis Technologies, Inc. (a)(b)	12,086	73,120
Amphenol Corp. Class A	170,014	13,531,414
Arlo Technologies, Inc. (a)	21,207	184,289
Arrow Electronics, Inc. (a)	19,927	2,470,948
Avnet, Inc.	27,741	1,119,627
Badger Meter, Inc.	8,097	819,173
Belden, Inc.	13,068	731,155
Benchmark Electronics, Inc.	9,922	239,517
CDW Corp.	38,501	7,278,614
Cognex Corp.	50,152	3,333,102
Coherent, Inc. (a)	6,800	1,757,664
Corning, Inc.	218,492	9,185,404
CTS Corp.	9,548	320,335
ePlus, Inc. (a)	7,482	343,948
Fabrinet (a)	10,373	1,173,809
FARO Technologies, Inc. (a)	5,031	273,234
II-VI, Inc. (a)(b)	30,049	1,905,107
Insight Enterprises, Inc. (a)	10,016	943,006
Intellicheck, Inc. (a)(b)	3,856	15,732
IPG Photonics Corp. (a)	10,017	1,547,326
Itron, Inc. (a)(b)	12,970	804,140
Jabil, Inc.	40,468	2,488,377
Keysight Technologies, Inc. (a)	52,348	8,837,389
Kimball Electronics, Inc. (a)	7,217	142,824
Knowles Corp. (a)	25,783	546,857
Littelfuse, Inc.	7,033	1,898,699
Luna Innovations, Inc. (a)(b)	11,917	86,875
Methode Electronics, Inc. Class A	10,979	483,405
MicroVision, Inc. (a)(b)	49,638	169,266
Napco Security Technologies, Inc.	8,170	169,854
National Instruments Corp.	37,386	1,541,051
nLIGHT, Inc. (a)(b)	11,684	241,742
Novanta, Inc. (a)	10,134	1,399,505
OSI Systems, Inc. (a)	4,407	365,517
Par Technology Corp. (a)(b)	6,632	248,700
PC Connection, Inc.	3,190	138,287
Plexus Corp. (a)	8,219	637,137
Rogers Corp. (a)	5,273	1,439,265
Sanmina Corp. (a)	18,167	687,076
ScanSource, Inc. (a)	7,434	231,792
TD SYNNEX Corp.	11,525	1,205,169
TE Connectivity Ltd.	93,061	13,308,654
Teledyne Technologies, Inc. (a)	13,379	5,638,312
Trimble, Inc. (a)	71,896	5,188,015
TTM Technologies, Inc. (a)	27,165	365,641
Vishay Intertechnology, Inc.	38,268	792,530
Vishay Precision Group, Inc. (a)	3,213	102,912
Vontier Corp.	48,054	1,350,798
Wrap Technologies, Inc. (a)(b)	10,739	28,781
Zebra Technologies Corp. Class A (a)	15,203	7,740,151
		106,532,095
IT Services - 4.7%
Accenture PLC Class A	179,301	63,397,248
Affirm Holdings, Inc.	41,149	2,636,416
Akamai Technologies, Inc. (a)	45,891	5,256,814
Alliance Data Systems Corp.	14,376	992,519
Amdocs Ltd.	35,900	2,724,451
Automatic Data Processing, Inc.	119,554	24,648,448
BigCommerce Holdings, Inc. (a)	16,269	531,834
Block, Inc. Class A (a)	114,078	13,950,599
Brightcove, Inc. (a)	10,680	100,712
Broadridge Financial Solutions, Inc.	33,183	5,283,397
Cantaloupe, Inc. (a)(b)	18,248	153,283
Cass Information Systems, Inc.	3,903	158,774
Cloudflare, Inc. (a)	78,119	7,530,672
Cognizant Technology Solutions Corp. Class A	149,166	12,741,760
Concentrix Corp.	12,135	2,439,014
Conduent, Inc. (a)	46,689	220,839
CSG Systems International, Inc.	9,270	526,258
DXC Technology Co. (a)	72,345	2,176,138
EPAM Systems, Inc. (a)	16,193	7,710,135
Euronet Worldwide, Inc. (a)	14,797	1,981,170
EVERTEC, Inc.	16,716	729,486
EVO Payments, Inc. Class A (a)(b)	13,595	327,911
ExlService Holdings, Inc. (a)	9,448	1,138,673
Fastly, Inc. Class A (a)(b)	29,537	846,530
Fidelity National Information Services, Inc.	173,071	20,754,674
Fiserv, Inc. (a)	168,733	17,835,078
FleetCor Technologies, Inc. (a)	23,057	5,493,561
Gartner, Inc. (a)	23,345	6,860,862
Genpact Ltd.	48,841	2,429,840
Global Payments, Inc.	82,202	12,320,436
GoDaddy, Inc. (a)	47,964	3,631,354
Grid Dynamics Holdings, Inc. (a)	13,197	351,700
Hackett Group, Inc.	8,569	164,011
i3 Verticals, Inc. Class A (a)(b)	5,749	133,032
IBM Corp.	254,426	33,983,681
International Money Express, Inc. (a)	10,448	167,272
Jack Henry & Associates, Inc.	20,931	3,512,431
Kyndryl Holdings, Inc. (a)	49,816	840,894
Limelight Networks, Inc. (a)(b)	39,885	170,309
Liveramp Holdings, Inc. (a)	19,331	863,129
Marqeta, Inc. Class A (b)	65,834	776,841
MasterCard, Inc. Class A	246,342	95,181,622
Maximus, Inc.	17,280	1,336,090
MoneyGram International, Inc. (a)	24,485	214,733
MongoDB, Inc. Class A (a)	18,877	7,647,261
Okta, Inc. (a)	42,224	8,355,707
Paychex, Inc.	91,130	10,731,469
Paymentus Holdings, Inc. (a)	4,048	106,381
PayPal Holdings, Inc. (a)	333,925	57,415,065
Paysign, Inc. (a)(b)	4,632	10,283
Perficient, Inc. (a)	9,478	993,484
Rackspace Technology, Inc. (a)(b)	16,648	208,266
Repay Holdings Corp. (a)(b)	19,810	354,401
Sabre Corp. (a)(b)	90,228	825,586
Sezzle, Inc. unit (a)(b)	24,080	42,963
Shift4 Payments, Inc. (a)(b)	12,903	680,246
Snowflake Computing, Inc. (a)	65,957	18,197,536
SolarWinds, Inc.	11,855	161,228
Squarespace, Inc. Class A (a)(b)	8,033	266,214
Switch, Inc. Class A	37,336	956,922
TaskUs, Inc.	7,786	249,152
The Western Union Co.	115,217	2,178,753
Ttec Holdings, Inc.	5,035	403,253
Tucows, Inc. (a)(b)	2,433	192,207
Twilio, Inc. Class A (a)	48,122	9,918,907
Unisys Corp. (a)	18,759	342,352
VeriSign, Inc. (a)	27,404	5,951,601
Verra Mobility Corp. (a)	36,912	584,686
Visa, Inc. Class A	476,157	107,692,429
WEX, Inc. (a)	12,718	2,047,344
		601,738,327
Semiconductors & Semiconductor Equipment - 5.5%
ACM Research, Inc. (a)(b)	3,582	285,306
Advanced Micro Devices, Inc. (a)	343,208	39,211,514
Allegro MicroSystems LLC (a)	14,724	417,867
Alpha & Omega Semiconductor Ltd. (a)	6,146	276,754
Ambarella, Inc. (a)	10,420	1,460,363
Amkor Technology, Inc.	28,650	630,873
Analog Devices, Inc.	152,460	24,998,866
Applied Materials, Inc.	256,646	35,463,344
Atomera, Inc. (a)(b)	6,032	85,232
Axcelis Technologies, Inc. (a)	9,422	589,911
AXT, Inc. (a)	12,288	92,037
Azenta, Inc.	21,363	1,801,755
Broadcom, Inc.	116,831	68,448,946
CEVA, Inc. (a)	6,795	255,968
Cirrus Logic, Inc. (a)	16,225	1,451,164
CMC Materials, Inc.	7,991	1,445,412
Cohu, Inc. (a)	13,432	442,987
CyberOptics Corp. (a)	1,782	66,932
Diodes, Inc. (a)	12,703	1,178,711
Enphase Energy, Inc. (a)	38,330	5,384,215
Entegris, Inc.	38,302	4,590,112
First Solar, Inc. (a)	28,188	2,209,375
FormFactor, Inc. (a)	22,312	953,615
Ichor Holdings Ltd. (a)	8,402	356,413
Impinj, Inc. (a)(b)	5,017	398,300
Intel Corp.	1,154,457	56,360,591
KLA Corp.	43,155	16,798,947
Kopin Corp. (a)(b)	25,310	74,411
Kulicke & Soffa Industries, Inc. (b)	17,292	945,699
Lam Research Corp.	40,035	23,617,447
Lattice Semiconductor Corp. (a)	39,024	2,154,905
MACOM Technology Solutions Holdings, Inc. (a)	13,831	846,596
Marvell Technology, Inc.	234,109	16,715,383
MaxLinear, Inc. Class A (a)	20,073	1,204,781
Microchip Technology, Inc.	158,099	12,249,511
Micron Technology, Inc.	318,142	26,173,542
MKS Instruments, Inc.	16,025	2,489,163
Monolithic Power Systems, Inc.	12,508	5,039,848
NeoPhotonics Corp. (a)	14,857	228,204
NVE Corp.	1,139	70,470
NVIDIA Corp.	709,949	173,838,112
NXP Semiconductors NV	75,519	15,514,623
onsemi (a)	122,944	7,253,696
Onto Innovation, Inc. (a)	13,793	1,262,611
PDF Solutions, Inc. (a)	8,521	253,329
Photronics, Inc. (a)	16,170	289,120
Pixelworks, Inc. (a)	11,824	39,610
Power Integrations, Inc.	16,773	1,353,749
Qorvo, Inc. (a)	31,586	4,336,126
Qualcomm, Inc.	317,983	55,888,692
Rambus, Inc. (a)	31,148	786,487
Semtech Corp. (a)	18,163	1,291,389
Silicon Laboratories, Inc. (a)	11,280	1,863,343
SiTime Corp. (a)	4,235	987,136
Skyworks Solutions, Inc.	47,156	6,909,297
SMART Global Holdings, Inc. (a)	6,177	354,313
SolarEdge Technologies, Inc. (a)	15,121	3,602,125
SunPower Corp. (a)(b)	22,791	382,433
Synaptics, Inc. (a)	11,058	2,326,050
Teradyne, Inc.	46,558	5,467,306
Texas Instruments, Inc.	261,868	47,002,687
Ultra Clean Holdings, Inc. (a)	12,531	631,813
Universal Display Corp.	12,478	1,915,498
Veeco Instruments, Inc. (a)(b)	14,282	392,612
Wolfspeed, Inc. (a)	32,614	3,073,543
Xilinx, Inc.	70,293	13,605,210
		708,086,380
Software - 9.5%
8x8, Inc. (a)	32,679	501,623
A10 Networks, Inc.	16,460	243,608
ACI Worldwide, Inc. (a)	33,613	1,155,279
Adobe, Inc. (a)	135,155	72,213,317
Agilysys, Inc. (a)	5,655	215,229
Alarm.com Holdings, Inc. (a)	12,854	958,523
Altair Engineering, Inc. Class A (a)	14,635	920,834
Alteryx, Inc. Class A (a)	16,885	963,627
American Software, Inc. Class A	8,470	194,725
Anaplan, Inc. (a)	41,133	1,985,901
ANSYS, Inc. (a)	24,724	8,406,407
AppFolio, Inc. (a)	5,386	620,790
Appian Corp. Class A (a)(b)	10,893	614,038
Asana, Inc. (a)(b)	22,771	1,195,022
Aspen Technology, Inc. (a)	18,948	2,845,232
Autodesk, Inc. (a)	62,560	15,626,862
Avalara, Inc. (a)	24,542	2,690,294
Avaya Holdings Corp. (a)	23,572	429,482
Benefitfocus, Inc. (a)(b)	8,004	89,165
Bill.Com Holdings, Inc. (a)	25,992	4,891,954
Black Knight, Inc. (a)	43,718	3,261,363
Blackbaud, Inc. (a)	11,954	814,546
BlackLine, Inc. (a)(b)	15,104	1,387,604
Bottomline Technologies, Inc. (a)	10,903	614,820
Box, Inc. Class A (a)	42,795	1,118,233
C3.Ai, Inc. (a)(b)	19,981	526,300
Cadence Design Systems, Inc. (a)	79,427	12,084,024
CDK Global, Inc.	33,903	1,456,812
Cerence, Inc. (a)(b)	10,711	680,041
Ceridian HCM Holding, Inc. (a)	38,423	2,913,232
ChannelAdvisor Corp. (a)	9,855	208,335
Citrix Systems, Inc.	35,455	3,614,283
Clear Secure, Inc. (b)	4,022	99,303
CommVault Systems, Inc. (a)	12,716	857,821
Confluent, Inc. (b)	17,239	1,127,258
Consensus Cloud Solutions, Inc. (a)	4,560	258,552
CoreCard Corp. (a)(b)	1,650	61,215
Couchbase, Inc. (b)	2,642	61,902
Coupa Software, Inc. (a)	20,845	2,798,858
Crowdstrike Holdings, Inc. (a)	58,739	10,610,613
CS Disco, Inc. (b)	3,718	127,602
Datadog, Inc. Class A (a)	73,348	10,716,876
Digimarc Corp. (a)(b)	3,439	109,016
Digital Turbine, Inc. (a)(b)	25,217	1,113,331
DocuSign, Inc. (a)	55,657	6,999,981
Dolby Laboratories, Inc. Class A	18,511	1,626,191
Domo, Inc. Class B (a)	8,478	398,127
Dropbox, Inc. Class A (a)	80,199	1,984,925
Duck Creek Technologies, Inc. (a)	20,896	533,893
Dynatrace, Inc. (a)	55,426	3,040,670
Ebix, Inc. (b)	7,366	223,853
eGain Communications Corp. (a)	5,073	52,404
Elastic NV (a)	20,477	1,909,480
Envestnet, Inc. (a)(b)	15,146	1,119,895
Everbridge, Inc. (a)	11,036	564,160
Fair Isaac Corp. (a)	7,779	3,850,527
Five9, Inc. (a)	19,127	2,404,264
Fortinet, Inc. (a)	38,473	11,435,715
Guidewire Software, Inc. (a)	23,229	2,342,412
HubSpot, Inc. (a)	12,769	6,241,487
Intapp, Inc.	3,358	67,563
InterDigital, Inc.	8,173	564,182
Intuit, Inc.	80,461	44,674,361
Jamf Holding Corp. (a)(b)	15,892	525,390
LivePerson, Inc. (a)	17,933	535,659
Mandiant, Inc. (a)	68,667	1,036,185
Manhattan Associates, Inc. (a)	18,080	2,420,370
McAfee Corp.	20,573	527,697
MeridianLink, Inc. (b)	4,280	82,989
Microsoft Corp.	2,131,608	662,887,456
MicroStrategy, Inc. Class A (a)(b)	2,369	871,816
Mimecast Ltd. (a)	17,305	1,379,382
Mitek Systems, Inc. (a)(b)	12,054	197,324
Model N, Inc. (a)(b)	9,073	250,959
Momentive Global, Inc. (a)	35,230	603,490
N-able, Inc. (a)	18,651	208,145
nCino, Inc. (a)(b)	15,892	728,330
NCR Corp. (a)	37,035	1,409,552
New Relic, Inc. (a)	16,724	1,758,361
NortonLifeLock, Inc.	163,937	4,264,001
Nuance Communications, Inc. (a)	80,250	4,433,813
Nutanix, Inc. Class A (a)	59,444	1,625,199
ON24, Inc. (a)(b)	2,190	36,047
Onespan, Inc. (a)(b)	10,562	169,626
Oracle Corp.	457,860	37,159,918
Pagerduty, Inc. (a)(b)	20,828	687,741
Palantir Technologies, Inc. (a)	456,396	6,257,189
Palo Alto Networks, Inc. (a)	27,892	14,431,321
Paycom Software, Inc. (a)	13,788	4,623,116
Paycor HCM, Inc. (b)	9,051	234,783
Paylocity Holding Corp. (a)	11,169	2,278,253
Pegasystems, Inc.	11,316	1,122,774
Ping Identity Holding Corp. (a)	17,507	346,464
Progress Software Corp.	12,051	548,441
PROS Holdings, Inc. (a)	11,082	307,082
PTC, Inc. (a)	30,144	3,504,541
Q2 Holdings, Inc. (a)(b)	16,103	1,050,721
Qualtrics International, Inc.	26,880	786,778
Qualys, Inc. (a)	9,383	1,202,338
Rapid7, Inc. (a)	16,634	1,602,353
RingCentral, Inc. (a)	23,378	4,125,983
SailPoint Technologies Holding, Inc. (a)(b)	25,878	1,001,220
Salesforce.com, Inc. (a)	278,067	64,686,726
SecureWorks Corp. (a)	3,430	50,593
SentinelOne, Inc.	11,858	530,646
ServiceNow, Inc. (a)	56,589	33,148,704
ShotSpotter, Inc. (a)(b)	2,852	75,207
Smartsheet, Inc. (a)	36,257	2,255,911
Smith Micro Software, Inc. (a)(b)	17,432	72,866
Splunk, Inc. (a)	45,622	5,653,478
Sprinklr, Inc. (b)	5,174	58,208
Sprout Social, Inc. (a)	12,924	889,817
SPS Commerce, Inc. (a)	10,162	1,258,564
SS&C Technologies Holdings, Inc.	62,455	4,988,281
Synchronoss Technologies, Inc. (a)(b)	27,283	55,657
Synopsys, Inc. (a)	43,627	13,546,184
Telos Corp. (a)	15,883	185,672
Tenable Holdings, Inc. (a)	25,462	1,308,747
Teradata Corp. (a)	30,665	1,237,026
The Trade Desk, Inc. (a)	124,374	8,648,968
Tyler Technologies, Inc. (a)	11,737	5,560,991
Upland Software, Inc. (a)	7,309	143,256
Varonis Systems, Inc. (a)	30,298	1,128,903
Verint Systems, Inc. (a)(b)	17,788	913,058
Veritone, Inc. (a)(b)	7,771	122,549
Vertex, Inc. Class A (a)(b)	6,693	97,115
Viant Technology, Inc.	2,859	22,843
VirnetX Holding Corp. (a)(b)	13,724	31,016
VMware, Inc. Class A (a)	56,988	7,321,818
Vobile Group Ltd. (a)	265,000	181,578
Vonage Holdings Corp. (a)	71,172	1,483,224
Workday, Inc. Class A (a)	54,164	13,704,034
Workiva, Inc. (a)	12,742	1,507,124
Xperi Holding Corp. (b)	29,103	490,968
Yext, Inc. (a)	30,859	249,958
Zendesk, Inc. (a)	34,389	3,387,660
Zoom Video Communications, Inc. Class A (a)	61,809	9,535,893
Zscaler, Inc. (a)	22,505	5,786,261
Zuora, Inc. (a)	32,176	535,087
		1,221,495,340
Technology Hardware, Storage & Peripherals - 6.4%
3D Systems Corp. (a)(b)	35,162	629,400
Apple, Inc.	4,425,877	773,554,753
Avid Technology, Inc. (a)	10,463	328,120
Corsair Gaming, Inc. (a)(b)	9,044	176,720
Dell Technologies, Inc. (a)	82,574	4,691,029
Diebold Nixdorf, Inc. (a)(b)	19,642	183,456
Eastman Kodak Co. (a)(b)	16,294	64,035
Hewlett Packard Enterprise Co.	371,386	6,064,733
HP, Inc.	326,577	11,995,173
Immersion Corp. (a)(b)	9,873	51,043
NetApp, Inc.	63,345	5,479,976
Pure Storage, Inc. Class A (a)	76,467	2,025,611
Razer, Inc. (a)(d)	1,177,000	346,699
Seagate Technology Holdings PLC	58,224	6,238,702
Super Micro Computer, Inc. (a)	12,205	494,547
Turtle Beach Corp. (a)(b)	4,485	91,135
Western Digital Corp. (a)	88,967	4,603,153
Xerox Holdings Corp.	38,915	821,496
		817,839,781
TOTAL INFORMATION TECHNOLOGY		3,560,331,942
MATERIALS - 2.7%
Chemicals - 1.7%
AdvanSix, Inc.	7,771	327,081
Air Products & Chemicals, Inc.	62,958	17,761,711
Albemarle Corp. U.S.	33,247	7,338,943
American Vanguard Corp.	9,142	138,684
Amyris, Inc. (a)(b)	51,882	236,582
Ashland Global Holdings, Inc.	15,802	1,517,624
Avient Corp.	25,973	1,292,676
Axalta Coating Systems Ltd. (a)	59,928	1,774,468
Balchem Corp.	9,259	1,360,517
Cabot Corp.	16,471	905,740
Celanese Corp. Class A	30,952	4,819,536
CF Industries Holdings, Inc.	60,661	4,177,723
Chase Corp.	2,015	191,183
Corteva, Inc.	206,876	9,946,598
Dow, Inc.	209,680	12,524,186
DuPont de Nemours, Inc.	147,980	11,335,268
Eastman Chemical Co.	38,079	4,528,735
Ecolab, Inc.	70,688	13,391,842
Ecovyst, Inc.	14,597	149,327
Element Solutions, Inc.	60,950	1,367,718
Ferro Corp. (a)	22,537	491,307
FMC Corp.	36,066	3,980,604
FutureFuel Corp.	5,729	44,686
GCP Applied Technologies, Inc. (a)	15,248	486,411
H.B. Fuller Co.	15,057	1,080,641
Hawkins, Inc. (b)	5,511	205,671
Huntsman Corp.	58,150	2,083,515
Ingevity Corp. (a)	11,322	746,233
Innospec, Inc.	7,019	652,486
International Flavors & Fragrances, Inc.	72,161	9,519,479
Intrepid Potash, Inc. (a)(b)	2,547	98,773
Koppers Holdings, Inc. (a)	6,240	186,451
Kraton Performance Polymers, Inc. (a)	8,828	409,443
Kronos Worldwide, Inc.	6,969	100,005
Linde PLC	145,384	46,330,973
Livent Corp. (a)(b)	46,303	1,065,432
Loop Industries, Inc. (a)(b)	5,502	44,346
LyondellBasell Industries NV Class A	75,538	7,306,791
Minerals Technologies, Inc.	9,827	687,595
NewMarket Corp.	1,950	659,237
Olin Corp.	40,738	2,064,194
Orion Engineered Carbons SA (a)	15,448	264,161
PPG Industries, Inc.	67,312	10,514,134
Quaker Houghton	3,891	813,880
Rayonier Advanced Materials, Inc. (a)	14,854	92,540
RPM International, Inc.	36,802	3,261,025
Sensient Technologies Corp.	11,947	1,012,389
Sherwin-Williams Co.	68,544	19,638,541
Stepan Co.	5,936	653,910
The Chemours Co. LLC	45,788	1,497,725
The Mosaic Co.	105,428	4,211,849
The Scotts Miracle-Gro Co. Class A	11,395	1,722,924
Tredegar Corp.	6,860	80,605
Trinseo PLC (b)	11,116	595,151
Tronox Holdings PLC	31,648	718,410
Valvoline, Inc.	51,276	1,689,031
Westlake Chemical Corp.	9,512	938,359
		221,035,049
Construction Materials - 0.1%
Eagle Materials, Inc.	11,733	1,711,258
Forterra, Inc. (a)	8,162	191,562
Martin Marietta Materials, Inc.	17,645	6,866,022
Summit Materials, Inc. (a)	33,009	1,173,800
Vulcan Materials Co.	37,764	7,186,867
		17,129,509
Containers & Packaging - 0.4%
Amcor PLC	432,250	5,191,323
Aptargroup, Inc.	18,519	2,172,279
Avery Dennison Corp.	23,443	4,815,661
Ball Corp.	91,800	8,913,780
Berry Global Group, Inc. (a)	38,242	2,578,276
Crown Holdings, Inc.	36,335	4,156,724
Graphic Packaging Holding Co.	79,621	1,505,633
Greif, Inc. Class A	7,811	462,099
International Paper Co.	111,376	5,373,892
Myers Industries, Inc.	10,843	195,933
O-I Glass, Inc. (a)	43,088	573,501
Packaging Corp. of America	26,859	4,045,771
Pactiv Evergreen, Inc.	11,892	130,217
Ranpak Holdings Corp. (A Shares) (a)(b)	11,360	305,130
Sealed Air Corp.	41,610	2,826,151
Silgan Holdings, Inc.	23,656	1,059,316
Sonoco Products Co.	27,755	1,572,043
TriMas Corp.	11,850	411,906
WestRock Co.	76,405	3,526,855
		49,816,490
Metals & Mining - 0.5%
Alcoa Corp.	53,034	3,007,558
Allegheny Technologies, Inc. (a)(b)	36,390	665,573
Arconic Corp. (a)	30,674	948,747
Carpenter Technology Corp.	12,512	359,345
Century Aluminum Co. (a)	14,815	227,262
Cleveland-Cliffs, Inc. (a)	128,969	2,210,529
Coeur d'Alene Mines Corp. (a)	77,274	362,415
Commercial Metals Co.	33,462	1,118,969
Compass Minerals International, Inc.	9,285	495,819
Coronado Global Resources, Inc. unit (a)(d)	234,576	227,882
Freeport-McMoRan, Inc.	418,620	15,581,036
Gatos Silver, Inc. (a)	12,259	38,125
Gold Resource Corp.	19,233	31,542
Haynes International, Inc.	3,918	147,395
Hecla Mining Co.	154,993	768,765
Kaiser Aluminum Corp.	4,228	404,831
Materion Corp.	5,793	479,950
McEwen Mining, Inc. (a)(b)	111,785	95,286
Newmont Corp.	227,157	13,895,194
Nucor Corp.	81,004	8,213,806
Reliance Steel & Aluminum Co.	17,735	2,711,327
Royal Gold, Inc.	18,351	1,863,544
Ryerson Holding Corp.	4,736	97,088
Schnitzer Steel Industries, Inc. Class A	6,814	266,700
Steel Dynamics, Inc.	53,052	2,945,447
SunCoke Energy, Inc.	25,552	175,031
TimkenSteel Corp. (a)(b)	11,494	161,261
United States Steel Corp.	75,485	1,564,049
Warrior Metropolitan Coal, Inc.	14,039	367,822
Worthington Industries, Inc. (b)	9,340	506,041
		59,938,339
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)(b)	4,967	157,057
Glatfelter Corp.	13,046	226,479
Louisiana-Pacific Corp.	24,830	1,649,705
Mercer International, Inc. (SBI) (b)	11,640	141,426
Neenah, Inc.	4,691	216,255
Resolute Forest Products	13,610	185,368
Schweitzer-Mauduit International, Inc.	9,084	274,973
Verso Corp.	7,373	198,186
		3,049,449
TOTAL MATERIALS		350,968,836
REAL ESTATE - 3.5%
Equity Real Estate Investment Trusts (REITs) - 3.3%
Acadia Realty Trust (SBI)	26,226	519,013
Agree Realty Corp.	20,125	1,315,773
Alexander & Baldwin, Inc.	20,484	470,108
Alexanders, Inc.	649	170,862
Alexandria Real Estate Equities, Inc.	40,063	7,805,875
American Assets Trust, Inc.	15,931	573,038
American Campus Communities, Inc.	40,413	2,111,983
American Finance Trust, Inc.	32,323	266,988
American Homes 4 Rent Class A	80,171	3,137,091
American Tower Corp.	129,493	32,567,490
Americold Realty Trust	75,441	2,146,296
Apartment Income (REIT) Corp.	44,154	2,332,214
Apartment Investment & Management Co. Class A (a)	43,473	305,615
Apple Hospitality (REIT), Inc.	59,253	955,751
Armada Hoffler Properties, Inc.	18,232	255,795
AvalonBay Communities, Inc.	40,138	9,802,904
Bluerock Residential Growth (REIT), Inc.	7,515	199,523
Boston Properties, Inc.	40,600	4,550,448
Brandywine Realty Trust (SBI)	49,034	630,577
Brixmor Property Group, Inc.	83,025	2,105,514
Broadstone Net Lease, Inc.	46,318	1,070,409
Camden Property Trust (SBI)	29,819	4,773,724
CareTrust (REIT), Inc.	28,120	596,425
CatchMark Timber Trust, Inc.	14,638	120,032
Centerspace	3,917	373,603
Chatham Lodging Trust (a)	14,514	192,601
City Office REIT, Inc.	12,052	214,887
Community Healthcare Trust, Inc.	6,896	312,665
CorEnergy Infrastructure Trust, Inc.	2,534	9,300
Corporate Office Properties Trust (SBI)	31,137	786,521
Cousins Properties, Inc.	42,200	1,627,232
Crown Castle International Corp.	123,014	22,451,285
CTO Realty Growth, Inc.	1,691	99,076
CubeSmart	61,276	3,109,144
CyrusOne, Inc.	35,919	3,227,322
DiamondRock Hospitality Co. (a)	59,098	552,566
Digital Realty Trust, Inc.	80,482	12,010,329
Digitalbridge Group, Inc. (a)	145,871	1,064,858
Diversified Healthcare Trust (SBI)	60,579	184,766
Douglas Emmett, Inc.	49,772	1,553,882
Duke Realty Corp.	109,648	6,335,461
Easterly Government Properties, Inc.	24,447	512,654
EastGroup Properties, Inc.	11,543	2,307,561
Empire State Realty Trust, Inc.	40,677	362,839
EPR Properties	21,353	938,891
Equinix, Inc.	25,641	18,587,161
Equity Commonwealth (a)	33,347	868,356
Equity Lifestyle Properties, Inc.	48,267	3,778,823
Equity Residential (SBI)	98,157	8,709,471
Essential Properties Realty Trust, Inc.	35,077	931,294
Essex Property Trust, Inc.	18,568	6,173,860
Extra Space Storage, Inc.	37,947	7,520,716
Farmland Partners, Inc.	10,845	123,525
Federal Realty Investment Trust (SBI)	20,145	2,568,286
First Industrial Realty Trust, Inc.	36,890	2,242,174
Four Corners Property Trust, Inc.	20,922	566,359
Franklin Street Properties Corp.	29,114	161,583
Gaming & Leisure Properties	63,945	2,889,035
Getty Realty Corp.	11,134	330,346
Gladstone Commercial Corp.	11,356	263,346
Gladstone Land Corp.	9,626	293,400
Global Medical REIT, Inc.	18,627	314,983
Global Net Lease, Inc.	28,977	415,530
Healthcare Realty Trust, Inc.	42,381	1,314,659
Healthcare Trust of America, Inc.	62,223	2,025,359
Healthpeak Properties, Inc.	153,717	5,436,970
Hersha Hospitality Trust (a)	8,269	74,586
Highwoods Properties, Inc. (SBI)	29,966	1,292,134
Host Hotels & Resorts, Inc. (a)	200,846	3,482,670
Hudson Pacific Properties, Inc.	46,122	1,089,863
Independence Realty Trust, Inc.	29,071	668,342
Industrial Logistics Properties Trust	18,870	432,689
Invitation Homes, Inc.	169,393	7,111,118
Iron Mountain, Inc.	82,450	3,786,104
iStar Financial, Inc.	19,479	418,214
JBG SMITH Properties	31,173	854,140
Kilroy Realty Corp.	29,816	1,908,224
Kimco Realty Corp.	176,371	4,278,760
Kite Realty Group Trust	62,131	1,297,295
Lamar Advertising Co. Class A	24,570	2,721,373
Life Storage, Inc.	23,156	3,124,902
LTC Properties, Inc.	11,310	407,952
LXP Industrial Trust (REIT)	79,006	1,176,399
Medical Properties Trust, Inc.	169,757	3,863,669
Mid-America Apartment Communities, Inc.	32,643	6,746,655
Monmouth Real Estate Investment Corp. Class A	27,179	570,487
National Health Investors, Inc.	13,629	788,165
National Retail Properties, Inc.	52,240	2,318,411
National Storage Affiliates Trust	23,661	1,456,571
NETSTREIT Corp.	11,975	270,635
NexPoint Residential Trust, Inc.	6,568	520,842
Office Properties Income Trust	14,102	359,319
Omega Healthcare Investors, Inc.	68,294	2,149,895
One Liberty Properties, Inc.	4,766	145,363
Orion Office (REIT), Inc. (a)	15,670	260,749
Outfront Media, Inc.	41,359	1,027,358
Paramount Group, Inc.	47,279	410,855
Park Hotels & Resorts, Inc. (a)	66,552	1,211,246
Pebblebrook Hotel Trust	37,713	816,486
Phillips Edison & Co., Inc.	5,836	183,951
Physicians Realty Trust	62,509	1,141,414
Piedmont Office Realty Trust, Inc. Class A	34,791	617,888
Plymouth Industrial REIT, Inc.	10,599	304,721
Potlatch Corp.	19,262	1,036,103
Preferred Apartment Communities, Inc. Class A	16,016	267,147
Prologis (REIT), Inc.	209,881	32,913,538
PS Business Parks, Inc.	5,803	968,869
Public Storage	43,367	15,548,371
Rayonier, Inc.	41,492	1,516,118
Realty Income Corp.	160,389	11,132,600
Regency Centers Corp.	43,395	3,113,591
Retail Opportunity Investments Corp.	32,935	610,286
Retail Value, Inc.	3,848	12,121
Rexford Industrial Realty, Inc.	42,897	3,138,773
RLJ Lodging Trust	47,136	652,834
RPT Realty	23,581	297,592
Ryman Hospitality Properties, Inc. (a)	15,436	1,364,542
Sabra Health Care REIT, Inc.	65,034	885,113
Safehold, Inc.	3,776	233,734
Saul Centers, Inc.	4,575	225,914
SBA Communications Corp. Class A	31,035	10,100,030
Seritage Growth Properties (a)	10,667	110,510
Service Properties Trust	46,927	401,226
Simon Property Group, Inc.	93,636	13,783,219
SITE Centers Corp.	51,644	764,848
SL Green Realty Corp.	18,840	1,366,277
Spirit Realty Capital, Inc.	34,782	1,650,754
Stag Industrial, Inc.	49,699	2,123,638
Store Capital Corp.	69,357	2,199,310
Summit Hotel Properties, Inc. (a)	28,466	268,150
Sun Communities, Inc.	32,918	6,220,185
Sunstone Hotel Investors, Inc. (a)	59,619	674,291
Tanger Factory Outlet Centers, Inc.	30,359	516,407
Terreno Realty Corp.	21,526	1,609,499
The GEO Group, Inc.	35,542	239,198
The Macerich Co.	60,317	997,643
UDR, Inc.	83,035	4,719,709
UMH Properties, Inc.	12,877	303,897
Uniti Group, Inc.	64,973	783,574
Universal Health Realty Income Trust (SBI)	3,592	209,414
Urban Edge Properties	29,989	546,999
Urstadt Biddle Properties, Inc. Class A	8,914	175,517
Ventas, Inc.	113,679	6,027,261
Veris Residential, Inc. (a)	23,818	392,997
VICI Properties, Inc.	180,951	5,178,818
Vornado Realty Trust	44,868	1,840,037
Washington REIT (SBI)	22,698	558,825
Welltower, Inc.	123,446	10,694,127
Weyerhaeuser Co.	214,774	8,683,313
Whitestone REIT Class B	11,307	115,444
WP Carey, Inc.	53,450	4,147,720
Xenia Hotels & Resorts, Inc. (a)	32,942	571,214
		423,706,869
Real Estate Management & Development - 0.2%
CBRE Group, Inc.	94,877	9,614,835
Cushman & Wakefield PLC (a)	42,603	894,237
Douglas Elliman, Inc. (a)(b)	17,758	137,802
eXp World Holdings, Inc.	18,808	510,449
Forestar Group, Inc. (a)	5,366	107,052
Howard Hughes Corp. (a)	11,478	1,105,446
Jones Lang LaSalle, Inc. (a)	14,373	3,604,605
Kennedy-Wilson Holdings, Inc.	33,930	762,068
Marcus & Millichap, Inc. (a)	6,561	307,120
Newmark Group, Inc.	45,873	702,316
RE/MAX Holdings, Inc.	5,071	150,913
Realogy Holdings Corp. (a)	33,488	552,552
Redfin Corp. (a)(b)	30,085	889,613
Tejon Ranch Co. (a)	6,156	107,176
The RMR Group, Inc.	4,976	159,282
The St. Joe Co.	9,575	464,483
Zillow Group, Inc.:
Class A (a)	14,394	717,685
Class C (a)(b)	44,058	2,224,048
		23,011,682
TOTAL REAL ESTATE		446,718,551
UTILITIES - 2.5%
Electric Utilities - 1.5%
Allete, Inc.	14,966	955,280
Alliant Energy Corp.	72,234	4,323,927
American Electric Power Co., Inc.	142,770	12,906,408
Avangrid, Inc. (b)	21,223	991,539
Duke Energy Corp.	217,777	22,879,652
Edison International	108,587	6,818,178
Entergy Corp.	57,458	6,422,081
Evergy, Inc.	64,950	4,219,152
Eversource Energy	98,303	8,797,135
Exelon Corp.	277,747	16,095,439
FirstEnergy Corp.	153,517	6,441,573
Hawaiian Electric Industries, Inc.	30,440	1,293,700
IDACORP, Inc.	14,220	1,567,328
MGE Energy, Inc.	10,513	814,022
NextEra Energy, Inc.	557,617	43,561,040
NRG Energy, Inc.	70,986	2,834,471
OGE Energy Corp.	59,520	2,256,998
Otter Tail Corp.	11,513	729,924
PG&E Corp. (a)	426,657	5,456,943
Pinnacle West Capital Corp.	31,701	2,206,707
PNM Resources, Inc.	24,446	1,095,425
Portland General Electric Co.	25,357	1,332,257
PPL Corp.	214,003	6,351,609
Southern Co.	300,138	20,856,590
Via Renewables, Inc. Class A, (b)	2,744	31,391
Xcel Energy, Inc.	152,758	10,641,122
		191,879,891
Gas Utilities - 0.1%
Atmos Energy Corp.	38,460	4,123,681
Chesapeake Utilities Corp.	4,804	654,353
National Fuel Gas Co.	25,360	1,540,113
New Jersey Resources Corp. (b)	27,430	1,102,960
Northwest Natural Holding Co.	9,339	442,108
ONE Gas, Inc.	14,730	1,147,320
South Jersey Industries, Inc.	32,391	810,423
Southwest Gas Corp.	16,709	1,139,220
Spire, Inc. (b)	14,413	950,105
UGI Corp.	59,589	2,702,361
		14,612,644
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc.:
Class A	8,156	251,613
Class C	24,704	832,031
Ormat Technologies, Inc. (b)	12,400	845,184
Sunnova Energy International, Inc. (a)	26,830	527,478
The AES Corp.	188,981	4,191,599
Vistra Corp.	135,800	2,961,798
		9,609,703
Multi-Utilities - 0.7%
Ameren Corp.	72,878	6,467,194
Avista Corp.	20,858	927,347
Black Hills Corp.	18,248	1,236,120
CenterPoint Energy, Inc.	177,839	5,043,514
CMS Energy Corp.	81,907	5,273,173
Consolidated Edison, Inc.	100,077	8,651,657
Dominion Energy, Inc.	229,389	18,502,517
DTE Energy Co.	54,351	6,545,491
MDU Resources Group, Inc.	57,513	1,689,157
NiSource, Inc.	111,806	3,262,499
NorthWestern Energy Corp.	15,471	899,175
Public Service Enterprise Group, Inc.	142,988	9,512,992
Sempra Energy	90,675	12,527,658
Unitil Corp.	3,927	184,333
WEC Energy Group, Inc.	89,861	8,720,111
		89,442,938
Water Utilities - 0.1%
American States Water Co.	10,463	965,002
American Water Works Co., Inc.	51,695	8,312,556
Cadiz, Inc. (a)(b)	7,495	21,061
California Water Service Group	14,662	910,364
Essential Utilities, Inc.	64,942	3,165,273
Middlesex Water Co.	4,975	503,669
SJW Corp.	7,793	536,626
York Water Co.	3,869	175,730
		14,590,281
TOTAL UTILITIES		320,135,457
TOTAL COMMON STOCKS (Cost $9,803,570,064)		12,827,699,694

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (e)	40,776,691	40,784,846
Fidelity Securities Lending Cash Central Fund 0.08% (e)(f)	140,664,162	140,678,229
TOTAL MONEY MARKET FUNDS (Cost $181,463,075)		181,463,075

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $9,985,033,139)	13,009,162,769
NET OTHER ASSETS (LIABILITIES) - (1.2)% (g)	(153,526,316)
NET ASSETS - 100.0%	12,855,636,453

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	16	Mar 2022	1,619,520	75,122	75,122
CME E-mini S&P 500 Index Contracts (United States)	99	Mar 2022	22,296,038	1,045,294	1,045,294
CME E-mini S&P MidCap 400 Index Contracts (United States)	5	Mar 2022	1,314,850	30,487	30,487

TOTAL FUTURES CONTRACTS					1,150,903
The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,506,535 or 0.0% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $2,759,900 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	53,399,371	642,631,053	655,245,578	9,173	-	-	40,784,846	0.1%
Fidelity Securities Lending Cash Central Fund 0.08%	182,571,856	136,352,245	178,245,872	83,773	-	-	140,678,229	0.4%
Total	235,971,227	778,983,298	833,491,450	92,946	-	-	181,463,075

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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